UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 376-7132

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

RBC Global Asset Management Semi-Annual Report For the six months ended September 30, 2022 RBC Emerging Markets Equity Fund RBC Emerging Markets Value Equity Fund RBC Global Equity Leaders Fund RBC Global Opportunities Fund RBC International Opportunities Fund RBC China Equity Fund

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk.

Table of Contents	Portfolio Managers	1
	Performance Summary	3
	Fund Statistics
	- RBC Emerging Markets Equity Fund	6
	- RBC Emerging Markets Value Equity Fund	7
	- RBC Global Equity Leaders Fund	8
	- RBC Global Opportunities Fund	9
	- RBC International Opportunities Fund	10
	- RBC China Equity Fund	11
	Schedule of Portfolio Investments	12
	Financial Statements
	- Statements of Assets and Liabilities	32
	- Statements of Operations	36
	- Statements of Changes in Net Assets	38
	Financial Highlights	44
	Notes to Financial Statements	60
	Share Class Information	78
	Supplemental Information	79
	Approval of Investment Advisory Agreements (Unaudited)	81

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor and RBC Global Asset Management (UK) Limited (“RBC GAM-UK”) serves as the investment sub-advisor to the Funds and is responsible for the overall management of the Funds’ portfolios. The individual primarily responsible for the day-to-day management of each Fund’s portfolio is set forth below.

Philippe Langham

Senior Portfolio Manager and Head of Emerging Market Equities

Philippe Langham is Head of Emerging Market Equities at RBC GAM-UK and is responsible for portfolio management of RBC Emerging Markets Equity Fund. Philippe joined RBC GAM-UK in November 2009 from Societe Generale Asset Management, where he was Head of Global Emerging Markets. He was previously Director and Head of Emerging Markets and Asia at Credit Suisse in Zurich. Prior to that, he managed Global Emerging Markets, Asian, Latin American and U.S. portfolios for nine years at the Kuwait Investment Office. Philippe holds a BSc in economics from the University of Manchester in England and is a Chartered Accountant.

Laurence Bensafi

Senior Portfolio Manager and Deputy Head of Emerging Markets Equity

Laurence Bensafi is Deputy Head of Emerging Markets Equity at RBC GAM-UK and is responsible for portfolio management of RBC Emerging Markets Value Equity Fund. Prior to joining RBC GAM-UK in 2013, Laurence was the Head of Aviva Investors’ Emerging Markets team, where she was responsible for managing Global Emerging Markets income funds and for developing quantitative stock selection and analysis models. Laurence began her investment career as a Quantitative Analyst at Societe Generale Asset Management, supporting European and Global Equity portfolio management by developing quantitative models to assist in the portfolio construction and security selection process. In 1997, Laurence obtained a Magistere d’Economiste Statisticien & D.E.S.S. Statistique et Econometrie from Toulouse University in France. Laurence is a CFA charterholder.

Habib Subjally

Senior Portfolio Manager and Head of Global Equities

Habib Subjally is Head of Global Equities at RBC GAM-UK and is responsible for portfolio management of RBC Global Opportunities Fund, RBC International Opportunities Fund and RBC Global Equity Leaders Fund. Prior to joining RBC GAM-UK in 2014 Habib and his team spent eight years together at First State managing global equities. Previously he was Head of Small & Mid Cap Research at Credit Suisse and Head of the Global equities team at Invesco. Habib began his fund management career at Merrill Lynch Investment Managers, where he was Head of North American and Global equities research. He holds a BSc (Hons) from the London School of Economics and holds Chartered Accountant and ASIP designations.

PORTFOLIO MANAGERS

Siguo Chen

Portfolio Manager

Siguo Chen is a portfolio manager on the RBC Asian Equity team at RBC Global Asset Management and for RBC China Equity Fund. She is the lead manager for the team’s China strategy and is also the team’s healthcare specialist. Prior to joining RBC in 2017, Siguo was a sell-side equity analyst with a multinational investment bank where she specialized in China and Hong Kong consumer sectors and Hong Kong Equity strategy.

Mayur Nallamala

Head of Asian Equity, Senior Portfolio Manager

Mayur Nallamala is a senior portfolio manager on the RBC Asian Equity team at RBC Global Asset Management and for RBC China Equity Fund. Prior to joining the firm in 2013, he was a portfolio manager at a global asset management firm, responsible for Asia Pacific ex-Japan mandates, managing assets on behalf of sovereign wealth, institutional and retail clients around the world. Mayur had earlier worked at major brokerage firms in London and Hong Kong, working in derivatives and equity research. He began his career in the investment industry in 1998.

PERFORMANCE SUMMARY (UNAUDITED)

Average Annual Total Returns as of September 30, 2022 (Unaudited)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
RBC Emerging Markets Equity Fund
Class A
- Including Max Sales Charge of 5.75%	(28.71)%	(4.78)%	(2.62)%	1.61%
- At Net Asset Value	(24.37)%	(2.89)%	(1.46)%	2.30%	1.13%	1.68%
Class I
- At Net Asset Value	(24.19)%	(2.64)%	(1.20)%	2.54%	0.88%	0.99%
Class R6
- At Net Asset Value	(24.28)%	(2.68)%	(1.23)%	2.62%	0.88%	0.88%

MSCI Emerging Markets Net Total Return USD Index(d)	(28.11)%	(2.07)%	(1.81)%	1.04%
RBC Emerging Markets Value Equity Fund
Class A
- Including Max Sales Charge of 5.75%	(31.95)%	(2.55)%	N/A	(5.06)%
- At Net Asset Value	(27.83)%	(0.60)%	N/A	(3.84)%	1.20%	36.74%
Class I
- At Net Asset Value	(27.73)%	(0.39)%	N/A	(3.63)%	0.95%	1.41%
Class R6
- At Net Asset Value	(27.65)%	(0.33)%	N/A	(3.56)%	0.88%	1.33%

MSCI Emerging Markets Net Total Return USD Index(d)	(28.11)%	(2.07)%	(1.81)%	(3.18)%
RBC Global Equity Leaders Fund(e)
Class A
- Including Max Sales Charge of 5.75%	N/A	N/A	N/A	(32.14)%
- At Net Asset Value	N/A	N/A	N/A	(28.00)%	1.00%	2.26%
Class I
- At Net Asset Value	N/A	N/A	N/A	(27.90)%	0.75%	1.60%
Class R6
- At Net Asset Value	N/A	N/A	N/A	(27.90)%	0.70%	1.58%

MSCI ACWI (Net) Total Return USD Index(d)	N/A	N/A	N/A	(24.28)%
RBC Global Opportunities Fund
Class A
- Including Max Sales Charge of 5.75%	(29.87)%	2.45%	4.89%	6.95%
- At Net Asset Value	(25.60)%	4.50%	6.14%	7.76%	1.00%	24.16%
Class I
- At Net Asset Value	(25.38)%	4.78%	6.42%	7.96%	0.75%	0.81%
Class R6
- At Net Asset Value	(25.37)%	4.83%	6.46%	8.01%	0.70%	0.72%

MSCI ACWI Net
Total Return USD Index(d)	(20.66)%	3.75%	4.44%	5.39%

PERFORMANCE SUMMARY (UNAUDITED)

Average Annual Total Returns as of September 30, 2022 (Unaudited)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
RBC International Opportunities Fund
Class A
- Including Max Sales Charge of 5.75%	(34.04)%	(3.28)%	(0.84)%	1.10%
- At Net Asset Value	(30.04)%	(1.36)%	0.34%	1.87%	1.05%	6.35%
Class I
- At Net Asset Value	(29.85)%	(0.77)%	0.80%	2.22%	0.80%	0.98%
Class R6
- At Net Asset Value	(29.79)%	(0.69)%	0.85%	2.27%	0.75%	1.03%

MSCI ACWI ex US Index(d)	(25.17)%	(1.52)%	(0.81)%	1.37%
RBC China Equity Fund(f)
Class A
- Including Max Sales Charge of 5.75%	N/A	N/A	N/A	(20.92)%
- At Net Asset Value	N/A	N/A	N/A	(16.10)%	1.30%	3.47%
Class I
- At Net Asset Value	N/A	N/A	N/A	(16.00)%	1.05%	3.04%
Class R6
- At Net Asset Value	N/A	N/A	N/A	(16.00)%	1.00%	3.06%

MSCI China Index(d)	N/A	N/A	N/A	(16.24)%

Parentheses indicate negative performance returns.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)

The since inception date (commencement of operations) is December 20, 2013 for RBC Emerging Markets Equity Fund for Class A and Class I shares and November 22, 2016 for Class R6 shares, February 9, 2018 for RBC Emerging Markets Value Equity Fund for Class I and Class R6 shares and December 3, 2014 for RBC Global Opportunities Fund and RBC International Opportunities Fund for Class I shares, November 22, 2016 for Class R6 shares and January 28, 2020 for Class A Shares. The performance in the table for Class R6 shares prior to November 22, 2016 reflects the performance of the Class I shares since the Fund’s inception, adjusted to reflect the fees and expenses of Class R6 shares. The performance in the table for Class A shares of Global Opportunities Fund and International Opportunities Fund prior to January 28, 2020, reflects the performance of Class I shares since the Fund’s inception, adjusted to reflect the fees and expenses of Class A shares.

(b)

The Funds’ expenses are from the Funds’ most recent prospectus dated July 28, 2022, and reflect the fiscal year ended March 31, 2022. For Global Equity Leaders Fund, the expenses reflect the period from December 15, 2021 (commencement of operations) to March 31, 2022. For China Equity Fund, expenses are based on estimates for the current fiscal year.

PERFORMANCE SUMMARY (UNAUDITED)

(c)

The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels disclosed in the Funds’ prospectus until July 31, 2024 (September 30, 2024 for RBC Emerging Markets Equity Fund).

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(e)

The inception date for the RBC Global Equity Leaders Fund is December 15, 2021. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

(f)

The inception date for the RBC China Equity Fund is April 11, 2022. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

MSCI Emerging Markets Net Total Return USD Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It captures large and mid capitalization representation across emerging markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. It captures large and mid capitalization representation across developed markets and emerging markets countries excluding the U.S. and covers approximately 85% the global investable equity opportunity set outside the U.S. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

MSCI ACWI Net Total Return USD Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets. It captures large and mid capitalization representation across developed markets and emerging markets countries and covers approximately 85% of the global investable equity opportunity set. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

The MSCI China Index captures large and mid cap representation across China A shares, H shares, B shares, Red chips, P chips and foreign listings (e.g., ADRs). With 717 constituents, the index covers about 85% of this China equity universe. Currently, the index includes Large Cap A and Mid Cap A shares represented at 20% of their free float adjusted market capitalization. You cannot invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible.

	FUND STATISTICS (UNAUDITED)
	RBC Emerging Markets Equity Fund
Investment Objective	The Fund seeks to provide Long-term capital growth.
Benchmark	MSCI Emerging Markets Net Total Return USD Index
Asset Allocation as of 9/30/22 (% of Fund’s investments) & Top Five Industries (as of 9/30/22) (% of Fund’s net assets)

	*Includes U.S. dollar denominated cash equivalent investments representing 0.68% of investments.

Top Ten Holdings (excluding investment companies) (as of 9/30/22) (% of Fund’s net assets)	Taiwan Semiconductor	5.74%	Mahindra & Mahindra Ltd.	3.82%
	Manufacturing Co. Ltd.		Dr Reddy’s Laboratories Ltd.	3.26%
	SK Hynix, Inc.	4.46%	Unilever Plc	3.25%
	Tata Consultancy Services Ltd.	4.20%	Yum China Holdings, Inc.	3.20%
	Housing Development Finance Corp. Ltd.	4.06%	Antofagasta Plc	3.11%
	Tencent Holdings Ltd.	4.04%

	*A listing of all portfolio holdings can be found beginning on page 12
Growth of $250,000 Initial Investment Since Inception (12/20/13)

The graph reflects an initial hypothetical investment of $250,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2022 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

FUND STATISTICS (UNAUDITED)
RBC Emerging Markets Value Equity Fund
The Fund seeks to provide Long-term capital growth.				Investment Objective
MSCI Emerging Markets Net Total Return USD Index				Benchmark
				Asset Allocation as of 9/30/22 (% of Fund’s investments) & Top Five Industries (as of 9/30/22) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 8.00% of investments.

Alibaba Group Holding Ltd.	4.13%	Ping An Bank Co. Ltd.	2.25%	Top Ten Holdings (excluding investment companies) (as of 9/30/22) (% of Fund’s net assets)
Taiwan Semiconductor	3.91%	Axis Bank Ltd.	2.22%
Manufacturing Co. Ltd.		Samsonite International SA	2.18%
Samsung Electronics Co. Ltd.	3.73%	Banco do Brasil SA	2.03%
Ping An Insurance Group Co. of China Ltd.	2.47%	Lotes Co. Ltd.	2.02%
Naspers Ltd.	2.31%
* A listing of all portfolio holdings can be found beginning on page 15

The graph reflects an initial hypothetical investment of $250,000 over the period from February 9, 2018 (commencement of operations) to September 30, 2022 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

				Growth of $250,000 Initial Investment Since Inception (2/9/18)

	FUND STATISTICS (UNAUDITED)
	RBC Global Equity Leaders Fund
Investment Objective	The Fund seeks to provide Long-term capital growth.
Benchmark	MSCI ACWI Net Total Return USD Index
Asset Allocation as of 9/30/22 (% of Fund’s investments) & Top Five Industries (as of 9/30/22) (% of Fund’s net assets)

	*Includes U.S. dollar denominated cash equivalent investments representing 1.40% of investments.

Top Ten Holdings (excluding investment companies) (as of 9/30/22) (% of Fund’s net assets)	UnitedHealth Group, Inc.	7.52%	PepsiCo, Inc.	5.17%
	T-Mobile US, Inc.	6.45%	Alphabet, Inc.	5.04%
	Microsoft Corp.	6.34%	Equinor ASA	4.75%
	Roche Holding AG	5.38%	AIA Group Ltd.	4.60%
	Anheuser-Busch InBev NV	5.21%	TJX Cos, Inc. (The)	4.60%
	*A listing of all portfolio holdings can be found beginning on page 30
Growth of $100,000 Initial Investment Since Inception (12/15/21)

The graph reflects an initial hypothetical investment of $100,000 over the period from December 15, 2021 (commencement of operations) to September 30, 2022 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

FUND STATISTICS (UNAUDITED)
RBC Global Opportunities Fund
The Fund seeks to provide Long-term capital growth.				Investment Objective
MSCI ACWI Net Total Return USD Index				Benchmark
				Asset Allocation as of 9/30/22 (% of Fund’s investments) & Top Five Industries (as of 9/30/22) (% of Fund’s net assets)
*Includes U.S. dollar denominated cash equivalent investments representing 0.36% of investments.

UnitedHealth Group, Inc.	6.54%	T-Mobile US, Inc.	4.61%	Top Ten Holdings (excluding investment companies) (as of 9/30/22) (% of Fund’s net assets)
Roche Holding AG	5.83%	Equinor ASA	4.42%
Alphabet, Inc.	5.50%	Anheuser-Busch InBev NV	4.33%
Microsoft Corp.	5.40%	AIA Group Ltd.	4.17%
PepsiCo, Inc.	4.85%	Fortive Corp.	4.09%
*A listing of all portfolio holdings can be found beginning on page 30
				Growth of $100,000 Initial Investment Since Inception (12/3/14)
The graph reflects an initial hypothetical investment of $100,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2022 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

	FUND STATISTICS (UNAUDITED)

	RBC International Opportunities Fund
Investment Objective	The Fund seeks to provide Long-term capital growth.
Benchmark	MSCI ACWI ex USA Net Total Return USD Index
Asset Allocation as of 9/30/22 (% of Fund’s investments) & Top Five Industries (as of 9/30/22) (% of Fund’s net assets)
	*Includes U.S. dollar denominated cash equivalent investments representing 2.00% of investments.

Top Ten Holdings (excluding investment companies) (as of 9/30/22) (% of Fund’s net assets)	Roche Holding AG	6.77%	HDFC Bank Ltd.	4.67%
	Equinor ASA	5.46%	E.Sun Financial Holding Co. Ltd.	4.51%
	AIA Group Ltd.	5.18%	Nidec Corp.	4.13%
	Taiwan Semiconductor	5.09%	Anheuser-Busch InBev NV	4.06%
	Manufacturing Co. Ltd.		Kerry Group Plc	3.78%
	DBS Group Holdings Ltd.	4.76%
	*A listing of all portfolio holdings can be found beginning on page 26
Growth of $100,000 Initial Investment Since Inception (12/3/14)
	The graph reflects an initial hypothetical investment of $100,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2022 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

FUND STATISTICS (UNAUDITED)
RBC China Equity Fund
The Fund seeks to provide Long-term capital growth.				Investment Objective
MSCI China Index				Benchmark
				Asset Allocation as of 9/30/22 (% of Fund’s investments) & Top Five Industries (as of 9/30/22) (% of Fund’s net assets)

Tencent Holdings Ltd.	9.01%	Postal Savings Bank of China Co. Ltd.	3.42%	Top Ten Holdings (excluding investment companies) (as of 9/30/22) (% of Fund’s net assets)
Alibaba Group Holding Ltd.	7.62%	Baidu, Inc.	3.24%
Meituan	5.03%	Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	3.21%
CSPC Pharmaceutical Group Ltd.	4.91%	Haier Smart Home Co. Ltd.	3.12%
BOC Hong Kong Holdings Ltd.	4.51%
JD.com, Inc.	3.94%

*Alisting of all portfolio holdings can be found beginning on page 26

The graph reflects an initial hypothetical investment of $100,000 over the period from April 11, 2022 (commencement of operations) to September 30, 2022 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

				Growth of $100,000 Initial Investment Since Inception (4/11/22)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks — 100.18%
Austria — 1.36%
1,747,057	Mondi Plc	$26,967,491

Brazil — 6.26%
19,944,583	B3 SA - Brasil Bolsa Balcao	48,619,624
6,778,006	Banco Bradesco SA	20,556,356
18,549	MercadoLibre, Inc.*	15,354,491
9,491,730	Raia Drogasil SA	40,030,190

		124,560,661

Chile — 3.93%
5,053,130	Antofagasta Plc	61,919,927
8,176,950	Falabella SA	16,303,048

		78,222,975

China — 22.47%
219,000	Alibaba Group Holding Ltd., ADR*	17,517,810
3,543,458	Alibaba Group Holding Ltd.*	35,361,368
14,649,906	China Resources Land Ltd.	57,382,026
3,007,978	LONGi Green Energy Technology Co. Ltd., Class A	20,180,441
3,373,483	Midea Group Co. Ltd., Class A	23,386,201
7,829,684	NARI Technology Co. Ltd., Class A	27,305,008
11,188,005	Ping An Insurance Group Co. of China Ltd., Series H	55,814,662
2,985,212	Shenzhen Inovance Technology Co. Ltd., Class A	24,145,697
508,150	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	21,374,561
2,137,375	Sunny Optical Technology Group Co. Ltd.	20,312,810
2,380,168	Tencent Holdings Ltd.	80,393,314
1,342,962	Yum China Holdings, Inc.	63,562,392

		446,736,290

Hong Kong — 4.93%
6,692,190	AIA Group Ltd.	55,718,553
1,235,460	Hong Kong Exchanges & Clearing Ltd.	42,231,006

		97,949,559

India — 17.96%
1,226,298	Dr Reddy’s Laboratories Ltd.	64,911,762
2,993,236	HDFC Bank Ltd.	51,859,303
2,895,724	Housing Development Finance Corp. Ltd.	80,789,340
4,905,918	Mahindra & Mahindra Ltd.	75,903,623
2,279,567	Tata Consultancy Services Ltd.	83,543,616

		357,007,644

Indonesia — 4.40%
81,357,020	Bank Central Asia Tbk PT	45,416,694
350,709,017	Kalbe Farma Tbk PT	42,065,319

		87,482,013

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

September 30, 2022 (Unaudited)

Shares		Value
Korea — 9.26%
547,181	LG Corp.	$28,067,484
269,429	Samsung Fire & Marine Insurance Co. Ltd.	34,459,539
1,418,287	Shinhan Financial Group Co. Ltd.	32,945,600
1,551,037	SK Hynix, Inc.	88,719,659

		184,192,282

Mexico — 2.69%
853,100	Fomento Economico Mexicano SAB de CV, ADR	53,532,025

Peru — 1.24%
201,360	Credicorp Ltd.	24,727,008

Philippines — 1.77%
2,855,760	SM Investments Corp.	35,172,609

South Africa — 3.25%
2,744,974	Clicks Group Ltd.	43,329,002
3,683,788	Discovery Ltd.*	21,266,785

		64,595,787

Taiwan — 14.70%
2,367,752	Advantech Co. Ltd.	21,810,494
3,856,769	Delta Electronics, Inc.	30,634,805
28,213,255	E.Sun Financial Holding Co. Ltd.	22,828,282
1,072,028	MediaTek, Inc.	18,499,358
2,509,721	President Chain Store Corp.	22,268,387
8,615,851	Taiwan Semiconductor Manufacturing Co. Ltd.	114,206,485
23,075,186	Uni-President Enterprises Corp.	48,799,238
300,981	Voltronic Power Technology Corp.	13,237,312

		292,284,361

Thailand — 1.08%
5,631,498	Kasikornbank Public Co. Ltd., NVDR	21,398,878

Turkey — 1.63%
35,397,620	Enka Insaat ve Sanayi AS	32,340,236

United Kingdom — 3.25%
1,472,902	Unilever Plc	64,719,098

Total Common Stocks		1,991,888,917

(Cost $2,470,885,943)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

September 30, 2022 (Unaudited)

Shares		Value
Investment Company — 0.68%
13,599,217 U.S.	Government Money Market Fund, RBC Institutional Class 1 (a)	$13,599,217

Total Investment Company		13,599,217

(Cost $13,599,217)

Total Investments		$2,005,488,134
(Cost $2,484,485,160)(b) — 100.86%

Liabilities in excess of other assets — (0.86)%		(17,174,339)

NET ASSETS — 100.00%		$1,988,313,795

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets

Financials	28.10%
Information Technology	20.01%
Consumer Staples	13.71%
Consumer Discretionary	12.44%
Industrials	8.06%
Health Care	6.46%
Materials	4.47%
Communication Services	4.04%
Real Estate	2.89%
Other*	(0.18)%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

September 30, 2022 (Unaudited)

Shares		Value
Common Stocks — 95.45%
Brazil — 5.35%
171,900	Banco do Brasil SA	$1,225,274
224,700	Cia Brasileira de Aluminio	479,446
109,400	Hypera SA	902,278
76,900	SLC Agricola SA	616,272

		3,223,270

Chile — 1.71%
84,399	Antofagasta Plc	1,034,206

China — 27.89%
249,600	Alibaba Group Holding Ltd.*	2,490,843
71,900	Baidu, Inc., Class A*	1,058,454
166,698	Beijing New Building Materials Plc, Class A	564,386
404,000	China Overseas Land & Investment Ltd.	1,051,016
1,208,000	Chinasoft International Ltd.	737,894
960,000	CIMC Enric Holdings Ltd.	1,019,538
1,200,000	CSPC Pharmaceutical Group Ltd.	1,189,410
4,800	Daqo New Energy Corp., ADR*	254,784
215,000	Flat Glass Group Co. Ltd., Class H*	520,248
148,100	Midea Group Co. Ltd., Class A	1,026,683
4,000	NetEase, Inc., ADR	302,400
1,173,000	Nexteer Automotive Group Ltd.	634,046
813,110	Ping An Bank Co. Ltd., Class A	1,354,816
297,999	Ping An Insurance Group Co. of China Ltd., Series H	1,486,656
137,600	Shanghai Haohai Biological Technology Co. Ltd., Class H(a)	440,421
126,492	Sieyuan Electric Co. Ltd., Class A	679,367
97,000	SITC International Holdings Co. Ltd.	177,892
1,192,000	Topsports International Holdings Ltd.(a)	833,251
11,050	Trip.com Group Ltd.*	298,573
208,869	Xinyi Glass Holdings Ltd.	302,063
1,141,600	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	394,968

		16,817,709

Egypt — 0.87%
476,459	Commercial International Bank Egypt SAE, GDR	525,892

Hong Kong — 0.37%
716,000	Pacific Basin Shipping Ltd.	221,090

Hungary — 0.61%
20,238	OTP Bank Nyrt	369,203

India — 11.47%
315,721	Apollo Tyres Ltd.	1,073,139

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2022 (Unaudited)

Shares		Value
149,578	Axis Bank Ltd.	$1,337,443
216,821	Hindalco Industries Ltd.	1,027,767
192,978	KEC International Ltd.	1,064,604
569,701	Redington Ltd.	966,047
79,157	Shriram Transport Finance Co. Ltd.	1,157,513
35,390	UPL Ltd.	290,304

		6,916,817

Indonesia — 1.77%
1,827,400	Bank Negara Indonesia Persero Tbk PT	1,068,842

Korea — 12.97%
13,293	DB Insurance Co. Ltd.	509,269
8,819	E-MART, Inc.	512,666
32,632	Fila Holdings Corp.	705,966
27,340	Hana Financial Group, Inc.	671,333
24,972	HL Mando Co. Ltd.	763,972
6,915	Hyundai Motor Co.	843,897
20,201	LG Corp.	1,036,204
61,205	Samsung Electronics Co. Ltd.	2,247,402
9,206	SK Hynix, Inc.	526,585

		7,817,294

Mexico — 3.06%
1,199,614	Gentera SAB de CV	1,031,670
144,200	Regional SAB de CV	812,810

		1,844,480

Pakistan — 0.46%
899,684	Habib Bank Ltd.	275,326

Peru — 1.63%
8,000	Credicorp Ltd.	982,400

Philippines — 0.45%
144,240	BDO Unibank, Inc.	273,277

Russia — 0.00%
2,322,600	Sistema PJSFC*,(b),(c)	1
893,930	United Co. RUSAL International PJSC*,(b),(c)	0
30,666	X5 Retail Group NV, GDR(b),(c)	0

		1

South Africa — 7.88%
1,199,487	Growthpoint Properties Ltd., REIT	777,856
1,912,505	KAP Industrial Holdings Ltd.	410,742
54,604	Mr Price Group Ltd.	520,217
155,150	MTN Group Ltd.	1,023,679

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2022 (Unaudited)

Shares		Value
11,243	Naspers Ltd., N Shares	$1,394,397
1,157,314	Old Mutual Ltd.	621,921

		4,748,812

Taiwan — 11.51%
128,143	Chailease Holding Co. Ltd.	731,967
107,000	Elite Material Co. Ltd.	536,976
140,583	Innodisk Corp.	712,358
50,850	Lotes Co. Ltd.	1,218,092
42,000	MediaTek, Inc.	724,769
116,000	Merida Industry Co. Ltd.	655,748
178,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,359,460

		6,939,370

Thailand — 1.36%
215,400	Kasikornbank Public Co. Ltd.	818,489

Turkey — 1.19%
51,423	BIM Birlesik Magazalar AS	320,371
163,372	KOC Holding AS	397,659

		718,030

United Arab Emirates — 1.36%
717,102	Aldar Properties PJSC	818,613

United States — 2.18%
548,700	Samsonite International SA*,(a)	1,316,004

Vietnam — 1.36%
386,750	Vinhomes JSC(a)	817,963

Total Common Stocks		57,547,088

(Cost $78,037,490)

Preferred Stocks — 3.35%
Brazil — 2.38%
97,900	Centrais Eletricas Brasileiras SA, Class B	819,410
110,800	Petroleo Brasileiro SA	615,379

		1,434,789

Colombia — 0.97%
89,893	Banco Davivienda SA	584,791

Total Preferred Stocks		2,019,580

(Cost $2,101,717)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2022 (Unaudited)

Shares		Value
Investment Company — 8.59%
5,176,900	U.S. Government Money Market Fund, RBC Institutional Class 1 (d)	$5,176,900

Total Investment Company		5,176,900

(Cost $5,176,900)

Total Investments		$64,743,568
(Cost $85,316,107)(e) — 107.39%

Liabilities in excess of other assets — (7.39)%		(4,456,942)

NET ASSETS — 100.00%		$60,286,626

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2022 (Unaudited)

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	26.27%
Consumer Discretionary	20.83%
Information Technology	17.92%
Industrials	10.40%
Real Estate	5.75%
Materials	4.70%
Health Care	4.20%
Communication Services	3.95%
Consumer Staples	2.40%
Utilities	1.36%
Energy	1.02%
Other*	1.20%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund

September 30, 2022 (Unaudited)

Shares		Value

Common Stocks — 99.80%
Belgium — 5.21%
4,142	Anheuser-Busch InBev NV	$187,619

Denmark — 1.12%
508	Orsted A/S(a)	40,488

Germany — 2.40%
2,866	Deutsche Post AG	86,380

Hong Kong — 4.60%
19,931	AIA Group Ltd.	165,944

Japan — 1.66%
1,070	Nidec Corp.	59,894

Netherlands — 0.93%
27	Adyen NV*,(a)	33,673

Norway — 4.75%
5,187	Equinor ASA	171,061

Singapore — 3.07%
4,782	DBS Group Holdings Ltd.	110,624

Taiwan — 4.07%
2,141	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	146,787

United States — 71.99%
1,900	Alphabet, Inc., Class A*	181,735
1,275	Amazon.com, Inc.*	144,075
1,620	Blackstone, Inc.	135,594
2,172	Charles Schwab Corp. (The)	156,102
4,992	CSX Corp.	132,987
609	Danaher Corp.	157,299
740	Estee Lauder Cos, Inc. (The), Class A	159,766
1,383	JPMorgan Chase & Co.	144,523
981	Microsoft Corp.	228,475
506	NVIDIA Corp.	61,423
1,141	PepsiCo, Inc.	186,280
422	Prologis, Inc., REIT	42,875
596	Roche Holding AG	194,018
2,670	TJX Cos, Inc. (The)	165,860

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund (cont.)

September 30, 2022 (Unaudited)

Shares		Value

1,734	T-Mobile US, Inc.*	$232,651
537	UnitedHealth Group, Inc.	271,206

		2,594,869

Total Common Stocks		3,597,339

(Cost $4,752,798)

Investment Company — 1.42%
51,039	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	51,039

Total Investment Company		51,039

(Cost $51,039)

Total Investments		$3,648,378
(Cost $4,803,837)(c) — 101.22%

Liabilities in excess of other assets — (1.22)%		(43,876)

NET ASSETS — 100.00%		$3,604,502

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund (cont.)

September 30, 2022 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	19.77%
Health Care	17.27%
Consumer Staples	14.80%
Information Technology	13.05%
Communication Services	11.50%
Consumer Discretionary	8.60%
Industrials	7.75%
Energy	4.75%
Real Estate	1.19%
Utilities	1.12%
Other*	0.20%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

September 30, 2022 (Unaudited)

Shares		Value

Common Stocks — 99.83%
Belgium — 4.33%
419,271	Anheuser-Busch InBev NV	$18,991,565

Denmark — 1.14%
62,653	Orsted A/S(a)	4,993,493

Finland — 2.30%
231,449	Neste Oyj	10,088,746

Germany — 2.64%
383,748	Deutsche Post AG	11,566,033

Hong Kong — 4.17%
2,193,424	AIA Group Ltd.	18,262,245

Ireland — 2.17%
106,981	Kerry Group Plc, Class A	9,535,466

Japan — 2.75%
145,598	MISUMI Group, Inc.	3,135,077
159,594	Nidec Corp.	8,933,458

		12,068,535

Netherlands — 1.01%
3,539	Adyen NV*,(a)	4,413,707

Norway — 4.42%
587,962	Equinor ASA	19,390,242

Taiwan — 3.46%
221,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,151,760

United Kingdom — 5.13%
66,623	Croda International Plc	4,758,483
178,835	InterContinental Hotels Group Plc	8,613,028
2,479,312	Legal & General Group Plc	5,918,070
279,601	St. James’s Place Plc	3,184,150

		22,473,731

United States — 64.86%
252,060	Alphabet, Inc., Class A*	24,109,539
115,900	Amazon.com, Inc.*	13,096,700
24,400	Amgen, Inc.	5,499,760
7,100	AutoZone, Inc.*	15,207,703

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

September 30, 2022 (Unaudited)

Shares		Value

67,300	Blackstone, Inc.	$5,633,010
182,000	Charles Schwab Corp. (The)	13,080,340
442,500	CSX Corp.	11,788,200
36,700	Danaher Corp.	9,479,243
50,512	Estee Lauder Cos, Inc. (The), Class A	10,905,541
59,900	First Republic Bank	7,819,945
307,350	Fortive Corp.	17,918,505
189,800	Incyte Corp.*	12,648,272
19,900	MarketAxess Holdings, Inc.	4,427,551
101,600	Microsoft Corp.	23,662,640
59,900	NVIDIA Corp.	7,271,261
130,300	PepsiCo, Inc.	21,272,777
78,460	Roche Holding AG	25,541,301
18,200	SVB Financial Group*	6,111,196
150,600	T-Mobile US, Inc.*	20,206,002
56,800	UnitedHealth Group, Inc.	28,686,272

		284,365,758

Zambia — 1.45%
373,727	First Quantum Minerals Ltd.	6,344,444

Total Common Stocks		437,645,725

(Cost $560,240,595)

Investment Company — 0.36%
1,582,501	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	1,582,501

Total Investment Company		1,582,501

(Cost $1,582,501)

Total Investments		$439,228,226
(Cost $561,823,096)(c) — 100.19%

Liabilities in excess of other assets — (0.19)%		(821,880)

NET ASSETS — 100.00%		$438,406,346

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

September 30, 2022 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Health Care	18.67%
Financials	14.70%
Consumer Staples	13.85%
Industrials	12.17%
Information Technology	11.52%
Communication Services	10.11%
Consumer Discretionary	8.42%
Energy	6.72%
Materials	2.53%
Utilities	1.14%
Other*	0.17%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund

September 30, 2022 (Unaudited)

Shares		Value

Common Stocks — 98.11%
Australia — 2.35%
54,838	Rio Tinto Plc	$2,967,058

Austria — 0.87%
50,349	Erste Group Bank AG	1,103,760

Belgium — 4.06%
113,210	Anheuser-Busch InBev NV	5,128,032

China — 2.15%
174,778	LONGi Green Energy Technology Co. Ltd., Class A	1,172,581
119,646	Wanhua Chemical Group Co. Ltd., Class A	1,547,645

		2,720,226

Denmark — 2.15%
34,027	Orsted A/S(a)	2,711,978

Finland — 2.47%
71,477	Neste Oyj	3,115,647

Germany — 2.66%
111,509	Deutsche Post AG	3,360,843

Hong Kong — 5.18%
786,000	AIA Group Ltd.	6,544,163

India — 4.67%
101,066	HDFC Bank Ltd., ADR	5,904,276

Ireland — 3.79%
53,559	Kerry Group Plc, Class A	4,773,838
174	Kerry Group Plc, Class A	15,459

		4,789,297

Japan — 14.32%
347,900	Astellas Pharma, Inc.	4,608,735
98,200	MISUMI Group, Inc.	2,114,484
93,302	Nidec Corp.	5,222,687
31,800	Oriental Land Co. Ltd	4,312,998
63,500	Recruit Holdings Co. Ltd.	1,829,159

		18,088,063

Netherlands — 3.53%
1,493	Adyen NV*,(a)	1,862,013

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

September 30, 2022 (Unaudited)

Shares		Value

39,534	Koninklijke Philips NV	$608,685
20,483	Wolters Kluwer NV	1,994,504

		4,465,202

Norway — 5.46%
209,086	Equinor ASA	6,895,391

Singapore — 4.76%
259,690	DBS Group Holdings Ltd.	6,007,505

South Africa — 2.68%
27,254	Naspers Ltd., N Shares	3,380,138

Sweden — 0.88%
56,321	Essity AB, Class B	1,112,723

Switzerland — 2.37%
3,727	Partners Group Holding AG	2,999,432

Taiwan — 9.60%
7,048,555	E.Sun Financial Holding Co. Ltd.	5,703,220
93,718	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,425,306

		12,128,526

Thailand — 1.69%
3,055,900	Minor International Public Co. Ltd.*	2,135,222

United Kingdom — 14.29%
63,194	Croda International Plc	4,513,570
90,591	InterContinental Hotels Group Plc	4,363,032
836,986	Legal & General Group Plc	1,997,870
13,744	Linde Plc	3,720,949
303,169	St. James’s Place Plc	3,452,547

		18,047,968

United States — 6.77%
26,261	Roche Holding AG	8,548,816

Zambia — 1.41%
104,886	First Quantum Minerals Ltd.	1,780,560

Total Common Stocks		123,934,826

(Cost $148,551,091)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

September 30, 2022 (Unaudited)

Shares		Value

Rights/Warrants — 0.01%
Thailand — 0.01%
96,914	Minor International Public Co. Ltd., Warrants Expire 12/31/23*	$9,455
87,828	Minor International Public Co. Ltd., Warrants Expire 12/31/24*	6,892

Total Rights/Warrants		16,347

(Cost $0)

Investment Company — 2.00%
2,534,901	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	2,534,901

Total Investment Company		2,534,901

(Cost $2,534,901)

Total Investments		$126,486,074
(Cost $151,085,992)(c) — 100.12%

Liabilities in excess of other assets — (0.12)%		(156,457)

NET ASSETS — 100.00%		$126,329,617

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

September 30, 2022 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	26.69%
Materials	11.50%
Industrials	11.49%
Consumer Discretionary	11.23%
Health Care	10.90%
Consumer Staples	8.73%
Energy	7.92%
Information Technology	7.49%
Utilities	2.15%
Other*	1.90%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund

September 30, 2022 (Unaudited)

Shares		Value

Common Stocks — 96.14%
China — 91.09%
32,058	Alibaba Group Holding Ltd.*	$319,918
10,500	Anhui Conch Cement Co. Ltd., Class H	33,188
1,300	Anjoy Foods Group Co. Ltd., Class A	28,359
9,250	Baidu, Inc., Class A*	136,171
64,500	Beijing Dabeinong Technology Group Co. Ltd., Class A*	72,572
56,893	BOC Hong Kong Holdings Ltd.	189,210
58,000	China Lesso Group Holdings Ltd.	53,685
38,000	China Longyuan Power Group Corp. Ltd., Class H	47,485
4,500	China Resources Beer Holdings Co. Ltd.	31,215
22,000	China Resources Land Ltd.	86,172
49,503	China State Construction International Holdings Ltd.	49,883
20,200	China Yangtze Power Co. Ltd., Class A	64,658
208,088	CSPC Pharmaceutical Group Ltd.	206,252
3,130	Foshan Haitian Flavouring & Food Co. Ltd., Class A	36,458
43,000	Haier Smart Home Co. Ltd., Class H	130,848
6,600	Hygeia Healthcare Holdings Co. Ltd.*,(a)	36,919
19,000	InnoCare Pharma Ltd.*,(a)	19,138
6,550	JD.com, Inc., Class A	165,245
4,895	Kanzhun Ltd., ADR*	82,628
6,500	KE Holdings, Inc., ADR*	113,880
200	Kweichow Moutai Co. Ltd., Class A	52,636
5,500	Li Ning Co. Ltd.	41,733
8,680	LONGi Green Energy Technology Co. Ltd., Class A	58,234
17,500	Longshine Technology Group Co. Ltd., Class A	52,770
14,300	Luxshare Precision Industry Co. Ltd., Class A	58,985
10,050	Meituan, Class B*,(a)	211,215
36,800	NARI Technology Co. Ltd., Class A	128,335
900	NAURA Technology Group Co. Ltd., Class A	35,168
6,900	NetEase, Inc.	104,117
229,300	Postal Savings Bank of China Co. Ltd., Class A	143,763
5,100	Shanghai International Airport Co. Ltd., Class A*	41,369
33,899	Shanghai Liangxin Electrical Co. Ltd., Class A	55,990
3,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	134,603
4,100	Shenzhou International Group Holdings Ltd.	31,658
18,900	Sinoseal Holding Co. Ltd., Class A	94,605
11,200	Tencent Holdings Ltd.	378,295
3,000	Wanhua Chemical Group Co. Ltd., Class A	38,806
3,500	Wuxi Biologics Cayman, Inc.*,(a)	20,835
48,500	Zhuzhou Kibing Group Co. Ltd., Class A	65,521
48,777	Zijin Mining Group Co. Ltd., Class H	47,212
5,200	ZTO Express Cayman, Inc., ADR	124,956

		3,824,690

Hong Kong — 5.05%
12,200	AIA Group Ltd.	101,576

 SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund (cont.)

September 30, 2022 (Unaudited)

Shares		Value

12,000	CK Hutchison Holdings Ltd.	$66,075
1,300	Hong Kong Exchanges & Clearing Ltd.	44,437

		212,088

Total Common Stocks		4,036,778

(Cost $4,789,419)

Total Investments		$4,036,778
(Cost $4,789,419)(b) — 96.14%

Other assets in excess of liabilities — 3.86%		161,875

NET ASSETS — 100.00%		$4,198,653

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR – American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Consumer Discretionary	21.45%
Communication Services	16.70%
Industrials	16.20%
Financials	11.41%
Health Care	9.95%
Consumer Staples	5.27%
Information Technology	4.89%
Real Estate	4.76%
Materials	2.84%
Utilities	2.67%
Other*	3.86%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Assets and Liabilities
September 30, 2022 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Value Equity Fund	RBC Global Equity Leaders Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $2,470,885,943, $80,139,207 and $4,752,798, respectively)	$1,991,888,917	$59,566,668	$3,597,339
Affiliated investments (cost $13,599,217, $5,176,900 and $51,039, respectively)	13,599,217	5,176,900	51,039
Cash	7	—	—
Foreign currency, at value (cost $1,257,731, $915,170 and $1,008, respectively)	1,398,265	905,036	1,009
Interest and dividend receivable	3,181,340	133,294	3,291
Receivable from advisor	—	—	26,894
Receivable for capital shares issued	5,715,630	10,444	—
Receivable for investments sold	12,241,931	441	—
Prepaid expenses and other assets	9,640	93,022	14,885

Total Assets	2,028,034,947	65,885,805	3,694,457

Liabilities:
Professional fees payable	9,938,429	112,191	9,706
Payable for capital shares redeemed	24,752,580	—	—
Payable for investments purchased	2,599,079	5,415,552	—
Accrued expenses and other payables:
Investment advisory fees	1,150,480	4,994	—
Accounting fees	26,441	7,936	7,457
Audit fees	14,438	6,438	30,844
Trustees’ fees	22,500	447	1,129
Distribution fees	166,767	7	1,695
Custodian fees	325,468	40,497	17,439
Shareholder reports	32,270	—	—
Transfer agent fees	664,314	1,033	20,288
Other	28,386	10,084	1,397

Total Liabilities	39,721,152	5,599,179	89,955

Net Assets	$1,988,313,795	$60,286,626	$3,604,502

Net Assets Consists of:
Capital	$2,521,953,513	$80,249,844	$4,999,427
Accumulated earnings	(533,639,718)	(19,963,217)	(1,394,925)

Net Assets	$1,988,313,795	$60,286,627	$3,604,502

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)
September 30, 2022 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Value Equity Fund	RBC Global Equity Leaders Fund
Net Assets
Class A	$234,264,825	$8,224	$719,696
Class I	1,556,896,738	58,166,398	2,163,389
Class R6	197,152,232	2,112,004	721,417

Total	$1,988,313,795	$60,286,626	$3,604,502

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	23,626,255	1,186	100,000
Class I	153,915,098	8,387,007	300,000
Class R6	19,395,374	316,833	100,000

Total	196,936,727	8,705,026	500,000

Net Asset Values and Redemption Prices Per Share:
Class A	$9.92	$6.93	$7.20

Class I	$10.12	$6.94	$7.21

Class R6	$10.16	$6.67	$7.21

Maximum Offering Price Per Share:
Class A	$10.53	$7.35	$7.64

Maximum Sales Charge - Class A	5.75%	5.75%	5.75%

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2022 (Unaudited)

	RBC Global Opportunities Fund	RBC International Opportunities Fund	RBC China Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $560,240,595, $148,551,091 and $4,789,419, respectively)	$437,645,725	$123,951,173	$4,036,778
Affiliated investments (cost $1,582,501, $2,534,901 and $0, respectively)	1,582,501	2,534,901	—
Cash	5	—	129,034
Foreign currency, at value (cost $110,203, $11,782 and $3,866, respectively)	110,189	6,556	3,866
Interest and dividend receivable	864,097	745,347	4,631
Receivable from advisor	—	—	16,642
Receivable for capital shares issued	434,978	149,226	—
Receivable for investments sold	—	—	70,345
Prepaid expenses and other assets	31,344	26,646	41,300

Total Assets	440,668,839	127,413,849	4,302,596

Liabilities:
Professional fees payable	4,109	12,805	2,185
Payable for capital shares redeemed	1,938,217	63,665	—
Payable for investments purchased	—	853,532	56,066
Accrued expenses and other payables:
Investment advisory fees	248,323	42,526	—
Accounting fees	11,793	8,571	6,041
Audit fees	24,700	24,700	17,872
Trustees’ fees	3,027	1,503	685
Distribution fees	84	95	571
Custodian fees	15,594	13,988	15,347
Transfer agent fees	16,646	53,531	891
Other	—	9,316	4,285

Total Liabilities	2,262,493	1,084,232	103,943

Net Assets	$438,406,346	$126,329,617	$4,198,653

Net Assets Consists of:
Capital	$570,633,044	$148,749,808	$5,000,000
Accumulated earnings	(132,226,698)	(22,420,191)	(801,347)

Net Assets	$438,406,346	$126,329,617	$4,198,653

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2022 (Unaudited)

	RBC Global Opportunities Fund	RBC International Opportunities Fund	RBC China Equity Fund
Net Assets
Class A	$17,878	$82,483	$419,397
Class I	270,978,435	122,020,822	2,939,266
Class R6	167,410,033	4,226,312	839,990

Total	$438,406,346	$126,329,617	$4,198,653

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,192	9,310	50,000
Class I	18,034,286	13,685,530	350,000
Class R6	11,099,999	470,312	100,000

Total	29,135,477	14,165,152	500,000

Net Asset Values and Redemption Prices Per Share:
Class A	$15.00	$8.86	$8.39

Class I	$15.03	$8.92	$8.40

Class R6	$15.08	$8.99	$8.40

Maximum Offering Price Per Share:
Class A	$15.92	$9.40	$8.90

Maximum Sales Charge - Class A	5.75%	5.75%	5.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Operations

For the Six Months Ended September 30, 2022 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Value Equity Fund	RBC Global Equity Leaders Fund
Investment Income:
Interest income	$—	$9,543	$—
Dividend income - unaffiliated	43,119,769	2,105,661	37,606
Dividend income - affiliated	64,645	7,190	321
Foreign tax withholding	(5,247,394)	(160,587)	(2,909)

Total Investment Income	37,937,020	1,961,807	35,018
Expenses:
Investment advisory fees	9,445,498	263,618	13,318
Distribution fees–Class A	360,301	7	1,023
Accounting fees	100,343	37,403	24,996
Audit fees	18,472	18,472	35,678
Custodian fees	595,999	54,938	11,891
Insurance fees	6,366	1,715	930
Legal fees	57,300	14,446	12,520
Registrations and filing fees	76,959	23,294	13,765
Shareholder reports	97,792	14,398	19,838
Transfer agent fees–Class A	793,423	1,200	4,452
Transfer agent fees–Class I	1,225,410	31,899	8,506
Transfer agent fees–Class R6	2,049	1,787	4,451
Trustees’ fees and expenses	39,305	1,008	760
Tax expense	20,283	15,127	6,082
Offering fees	—	—	43,057
Other fees	30,253	3,413	4,062

Total expenses before fee waiver/reimbursement	12,869,753	482,725	205,329
Expenses waived/reimbursed by:
Advisor	(2,114,088)	(170,410)	(189,204)

Net expenses	10,755,665	312,315	16,125

Net Investment Income	27,181,355	1,649,492	18,893

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(30,090,545)	(3,485,254)	(64,909)
Foreign currency transactions	(1,245,389)	(85,913)	(391)
Foreign tax	(2,369,734)	(13,925)	—

Net realized losses	(33,705,668)	(3,585,092)	(65,300)
Net change in unrealized appreciation/ (depreciation) on:
Investments	(531,799,392)	(13,507,516)	(867,735)
Foreign currency	294,295	(9,233)	(132)
Foreign tax	96,813	23,803	—

Net unrealized losses	(531,408,284)	(13,492,946)	(867,867)

Change in net assets resulting from operations	$(537,932,597)	$(15,428,546)	$(914,274)

FINANCIAL STATEMENTS
Statements of Operations (cont.)

For the Six Months Ended September 30, 2022 (Unaudited)

	RBC Global Opportunities Fund	RBC International Opportunities Fund	RBC China Equity Fund(a)
Investment Income:
Interest income	$—	$3,800	$296
Dividend income - unaffiliated	4,629,791	2,359,583	75,854
Dividend income - affiliated	28,661	9,612	—
Foreign tax withholding	(360,879)	(241,412)	(3,138)

Total Investment Income	4,297,573	2,131,583	73,012
Expenses:
Investment advisory fees	1,692,879	507,593	18,286
Distribution fees–Class A	26	120	571
Accounting fees	40,180	32,534	25,309
Audit fees	20,734	20,734	17,872
Custodian fees	33,785	31,513	18,532
Insurance fees	1,720	1,717	930
Legal fees	8,253	3,973	14,440
Registrations and filing fees	24,630	24,495	2,571
Shareholder reports	11,910	10,831	12,033
Transfer agent fees–Class A	1,791	1,792	1,943
Transfer agent fees–Class I	151,096	124,305	4,830
Transfer agent fees–Class R6	2,345	1,799	1,942
Trustees’ fees and expenses	7,401	2,615	722
Tax expense	2,811	8,310	2,185
Other fees	5,111	2,514	3,851

Total expenses before fee waiver/reimbursement	2,004,672	774,845	126,017
Expenses waived/reimbursed by:
Advisor	(103,152)	(195,581)	(101,674)

Net expenses	1,901,520	579,264	24,343

Net Investment Income	2,396,053	1,552,319	48,669

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(4,892,427)	4,605,447	(96,645)
Foreign currency transactions	(238,536)	(182,310)	(730)

Net realized gains/(losses)	(5,130,963)	4,423,137	(97,375)
Net change in unrealized appreciation/ (depreciation) on:
Investments	(121,394,504)	(45,604,886)	(752,641)
Foreign currency	(24,633)	(47,128)	—

Net unrealized losses	(121,419,137)	(45,652,014)	(752,641)

Net realized/unrealized losses	(126,550,100)	(41,228,877)	(850,016)

Change in net assets resulting from operations	$(124,154,047)	$(39,676,558)	$(801,347)

(a)	For the period from April 11, 2022 (commencement of operations) to September 30, 2022.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Emerging Markets Equity Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
From Investment Activities
Operations:
Net investment income	$27,181,355	$27,165,966
Net realized losses from investments and foreign currency	(33,705,668)	(18,649,943)
Net change in unrealized depreciation on investments and foreign currency	(531,408,284)	(363,376,096)

Change in net assets resulting from operations	(537,932,597)	(354,860,073)

Distributions to Shareholders:
Class A	—	(7,375,551)
Class I	—	(59,331,717)
Class R6	—	(7,112,253)

Change in net assets resulting from shareholder distributions	—	(73,819,521)

Capital Transactions:
Proceeds from shares issued	375,823,237	973,876,127
Distributions reinvested	—	68,477,810
Cost of shares redeemed	(506,281,467)	(620,079,112)

Change in net assets resulting from capital transactions	(130,458,230)	422,274,825

Net decrease in net assets	(668,390,827)	(6,404,769)
Net Assets:
Beginning of period	2,656,704,622	2,663,109,391

End of period	$1,988,313,795	$2,656,704,622

Share Transactions:
Issued	32,980,220	68,999,419
Reinvested	—	5,190,955
Redeemed	(44,622,564)	(44,518,567)

Change in shares resulting from capital transactions	(11,642,344)	29,671,807

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Emerging Markets Value Equity Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
From Investment Activities
Operations:
Net investment income	$1,649,492	$975,691
Net realized gains/(losses) from investments and foreign currency	(3,585,092)	6,203,699
Net change in unrealized depreciation on investments and foreign currency	(13,492,946)	(15,719,504)

Change in net assets resulting from operations	(15,428,546)	(8,540,114)

Distributions to Shareholders:
Class I	—	(6,390,198)
Class R6	—	(369,306)

Change in net assets resulting from shareholder distributions	—	(6,759,504)

Capital Transactions:
Proceeds from shares issued	13,919,957	63,889,887
Distributions reinvested	—	6,757,845
Cost of shares redeemed	(13,752,597)	(23,762,488)

Change in net assets resulting from capital transactions	167,360	46,885,244

Net increase/(decrease) in net assets	(15,261,186)	31,585,626
Net Assets:
Beginning of period	75,547,813	43,962,187

End of period	$60,286,627	$75,547,813

Share Transactions:
Issued	1,851,509	6,115,971
Reinvested	—	722,842
Redeemed	(1,736,721)	(2,173,190)

Change in shares resulting from capital transactions	114,788	4,665,623

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Global Equity Leaders Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Period Ended March 31, 2022(a)
From Investment Activities
Operations:
Net investment income	$18,893	$4,232
Net realized losses from investments and foreign currency	(65,300)	(197,739)
Net change in unrealized depreciation on investments and foreign currency	(867,867)	(287,717)

Change in net assets resulting from operations	(914,274)	(481,224)

Capital Transactions:
Proceeds from shares issued	—	5,000,000
Distributions reinvested	—	—
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	—	5,000,000

Net increase/(decrease) in net assets	(914,274)	4,518,776
Net Assets:
Beginning of period	4,518,776	—

End of period	$3,604,502	$4,518,776

Share Transactions:
Issued	—	500,000
Reinvested	—	—
Redeemed	—	—

Change in shares resulting from capital transactions	—	500,000

(a) For the period from December 15, 2021 (commencement of operations) to March 31, 2022.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Global Opportunities Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
From Investment Activities
Operations:
Net investment income	$2,396,053	$1,289,508
Net realized gains/(losses) from investments and foreign currency	(5,130,963)	9,767,561
Net change in unrealized depreciation on investments and foreign currency	(121,419,137)	(28,995,967)

Change in net assets resulting from operations	(124,154,047)	(17,938,898)

Distributions to Shareholders:
Class A	—	(723)
Class I	—	(17,271,661)
Class R6	—	(11,981,425)

Change in net assets resulting from shareholder distributions	—	(29,253,809)

Capital Transactions:
Proceeds from shares issued	58,928,322	453,003,623
Distributions reinvested	—	25,973,331
Cost of shares redeemed	(73,351,198)	(119,372,553)

Change in net assets resulting from capital transactions	(14,422,876)	359,604,401

Net increase/(decrease) in net assets	(138,576,923)	312,411,694
Net Assets:
Beginning of period	576,983,269	264,571,575

End of period	$438,406,346	$576,983,269

Share Transactions:
Issued	3,486,906	21,011,273
Reinvested	—	1,234,223
Redeemed	(4,502,922)	(5,708,564)

Change in shares resulting from capital transactions	(1,016,016)	16,536,932

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC International Opportunities Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
From Investment Activities
Operations:
Net investment income	$1,552,319	$1,319,684
Net realized gains from investments and foreign currency	4,423,137	7,169,074
Net change in unrealized depreciation on investments and foreign currency	(45,652,014)	(21,409,396)

Change in net assets resulting from operations	(39,676,558)	(12,920,638)

Distributions to Shareholders:
Class A	—	(6,022)
Class I	—	(10,507,947)
Class R6	—	(282,283)

Change in net assets resulting from shareholder distributions	—	(10,796,252)

Capital Transactions:
Proceeds from shares issued	39,803,173	67,005,546
Distributions reinvested	—	7,906,846
Cost of shares redeemed	(52,049,905)	(43,771,004)

Change in net assets resulting from capital transactions	(12,246,732)	31,141,388

Net increase/(decrease) in net assets	(51,923,290)	7,424,498
Net Assets:
Beginning of period	178,252,907	170,828,409

End of period	$126,329,617	$178,252,907

Share Transactions:
Issued	3,961,960	4,994,318
Reinvested	—	628,367
Redeemed	(5,138,998)	(3,450,230)

Change in shares resulting from capital transactions	(1,177,038)	2,172,455

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

RBC China Equity Fund
For the Period Ended September 30, 2022(a) (Unaudited)
From Investment Activities
Operations:
Net investment income	$48,669
Net realized losses from investments and foreign currency	(97,375)
Net change in unrealized depreciation on investments	(752,641)

Change in net assets resulting from operations	(801,347)

Capital Transactions:
Proceeds from shares issued	5,000,000
Distributions reinvested	—
Cost of shares redeemed	—

Change in net assets resulting from capital transactions	5,000,000

Net increase in net assets	4,198,653
Net Assets:
Beginning of period	—

End of period	$4,198,653

Share Transactions:
Issued	500,000
Reinvested	—
Redeemed	—

Change in shares resulting from capital transactions	500,000

(a) For the period from April 11, 2022 (commencement of operations) to September 30, 2022.

See Notes to the Financial Statements.

  FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/22 (Unaudited)	$12.52	0.12		(2.72)	—		(2.60)	—	—	—	$ 9.92
Year Ended 3/31/22	14.64	0.11		(1.88)	—(b	)	(1.77)	(0.15)	(0.20)	(0.35)	12.52
Year Ended 3/31/21	9.50	—(b	)	5.25	—(b	)	5.25	(0.11)	—	(0.11)	14.64
Year Ended 3/31/20	11.82	0.38(c	)	(2.33)	—		(1.95)	(0.36)	(0.01)	(0.37)	9.50
Year Ended 3/31/19	13.05	0.21		(0.56)	—		(0.35)	(0.10)	(0.78)	(0.88)	11.82
Year Ended 3/31/18	10.91	0.10		2.13	—		2.23	(0.09)	—(b )	(0.09)	13.05
Class I
Six Months Ended 9/30/22 (Unaudited)	$12.76	0.14		(2.78)	—		(2.64)	—	—	—	$10.12
Year Ended 3/31/22	14.91	0.14		(1.91)	—(b	)	(1.77)	(0.18)	(0.20)	(0.38)	12.76
Year Ended 3/31/21	9.67	0.07		5.32	—(b	)	5.39	(0.15)	—	(0.15)	14.91
Year Ended 3/31/20	12.01	0.44(c	)	(2.39)	—		(1.95)	(0.38)	(0.01)	(0.39)	9.67
Year Ended 3/31/19	13.26	0.18		(0.51)	—		(0.33)	(0.14)	(0.78)	(0.92)	12.01
Year Ended 3/31/18	11.07	0.15		2.16	—		2.31	(0.12)	—(b )	(0.12)	13.26
Class R6
Six Months Ended 9/30/22 (Unaudited)	$12.82	0.14		(2.80)	—		(2.66)	—	—	—	$10.16
Year Ended 3/31/22	14.98	0.15		(1.93)	—		(1.78)	(0.18)	(0.20)	(0.38)	12.82
Year Ended 3/31/21	9.72	0.07		5.34	—		5.41	(0.15)	—	(0.15)	14.98
Year Ended 3/31/20	12.07	0.38(c	)	(2.34)	—		(1.96)	(0.38)	(0.01)	(0.39)	9.72
Year Ended 3/31/19	13.31	0.18		(0.50)	—		(0.32)	(0.14)	(0.78)	(0.92)	12.07
Year Ended 3/31/18	11.13	0.15		2.15	—		2.30	(0.12)	—(b )	(0.12)	13.31

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)

Net investment income per share and the ratio of net investment income to average net assets include $0.27 and 2.30%, for Class A and $0.27 and 2.30% for Class I and $0.28 and 2.30% for the Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

  FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/22 (Unaudited)	(20.77	)%(c)	$ 234,265	1.13	%(d)	2.10	%(d)	1.71	%(d)	6%
Year Ended 3/31/22	(12.17)%		297,037	1.13%		0.77%		1.68%		14%
Year Ended 3/31/21	55.33%		287,862	1.13%		0.00%		1.45%		15%
Year Ended 3/31/20	(17.22)%		19,435	1.13%		3.19	%(e)	1.36%		20%
Year Ended 3/31/19	(1.90)%		14,815	1.13%		1.74%		1.47%		19%
Year Ended 3/31/18	20.42	%(f)	48,235	1.03	%(g)	0.76%		1.55%		42%
Class I
Six Months Ended 9/30/22 (Unaudited)	(20.69	)%(c)	$1,556,897	0.88	%(d)	2.36	%(d)	1.03	%(d)	6%
Year Ended 3/31/22	(11.97)%		2,111,110	0.88%		1.01%		0.99%		14%
Year Ended 3/31/21	55.77%		2,069,695	0.88%		0.57%		0.99%		15%
Year Ended 3/31/20	(16.97)%		1,047,077	0.88%		3.65	%(e)	1.02%		20%
Year Ended 3/31/19	(1.71)%		766,141	0.88%		1.46%		1.08%		19%
Year Ended 3/31/18	20.81	%(f)	556,822	0.78	%(g)	1.20%		1.18%		42%
Class R6
Six Months Ended 9/30/22 (Unaudited)	(20.75	)%(c)	$ 197,152	0.88%		2.35	%(d)	0.90	%(d)	6%
Year Ended 3/31/22	(11.99)%		248,557	0.88%		1.05%		0.88%		14%
Year Ended 3/31/21	55.70%		305,553	0.88%		0.58%		0.88%		15%
Year Ended 3/31/20	(16.97)%		146,156	0.88%		3.20	%(e)	0.91%		20%
Year Ended 3/31/19	(1.62)%		99,198	0.88%		1.47%		0.98%		19%
Year Ended 3/31/18	20.63	%(f)	44,584	0.77	%(g)	1.16%		1.09%		42%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

  FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)  Not annualized.

(d) Annualized.

(e) Net investment income per share and the ratio of net investment income to average net assets include $0.27 and 2.30%, for Class A and $0.27 and 2.30% for Class I and $0.28 and 2.30% for the Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(f) Includes a payment made by the sub-advisor. The impact of the payment to total returns for each class is 0.17%.

(g) Beginning January 2, 2018, the net operating expenses were contractually limited to 1.13%, 0.88% and 0.88% of average daily net assets for Class A, Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

See Notes to the Financial Statements.

  FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Period Ended 9/30/22 (Unaudited)(b)	$ 8.62	0.14		(1.83)	(1.69)	—	—	—	$ 6.93
Class I
Six Months Ended 9/30/22 (Unaudited)	$ 8.81	0.20		(2.07)	(1.87)	—	—	—	$ 6.94
Year Ended 3/31/22	11.22	0.15		(1.30)	(1.15)	(0.18)	(1.08)	(1.26)	8.81
Year Ended 3/31/21	6.42	0.08		4.76	4.84	(0.03)	(0.01)	(0.04)	11.22
Year Ended 3/31/20	8.74	0.33(c	)	(2.31)	(1.98)	(0.34)	—	(0.34)	6.42
Year Ended 3/31/19	10.17	0.21		(1.44)	(1.23)	(0.18)	(0.02)	(0.20)	8.74
Period Ended 3/31/18(d)	10.00	0.02		0.15	0.17	—	—	—	10.17
Class R6
Six Months Ended 9/30/22 (Unaudited)	$ 8.46	0.20		(1.99)	(1.79)	—	—	—	$ 6.67
Year Ended 3/31/22	10.90	0.19		(1.29)	(1.10)	(0.26)	(1.08)	(1.34)	8.46
Year Ended 3/31/21	6.42	0.12		4.68	4.80	(0.31)	(0.01)	(0.32)	10.90
Year Ended 3/31/20	8.74	0.34(c	)	(2.31)	(1.97)	(0.35)	—	(0.35)	6.42
Year Ended 3/31/19	10.17	0.21		(1.43)	(1.22)	(0.19)	(0.02)	(0.21)	8.74
Period Ended 3/31/18(d)	10.00	0.02		0.15	0.17	—	—	—	10.17

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from April 19, 2022 (commencement of operations) to September 30. 2022.

(c)

Net investment income per share and the ratio of net investment income to average net assets include $0.14 and 1.63% for Class I and $0.14 and 1.63% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(d)	For the period from February 9, 2018 (commencement of operations) to March 31, 2018.

  FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Period Ended 9/30/22 (Unaudited)(b)	(21.24)	%(c)	$ 8	1.20	%(d)	3.90	%(d)	41.52	%(d)	26%
Class I
Six Months Ended 9/30/22 (Unaudited)	(21.23)	%(c)	$58,166	0.95	%(d)	5.00	%(d)	1.46	%(d)	26%
Year Ended 3/31/22	(10.95)%		72,867	0.95%		1.43%		1.41%		67%
Year Ended 3/31/21	75.61%		40,956	0.95%		0.79%		1.97%		68%
Year Ended 3/31/20	(23.71)%		1,762	0.95%		3.91	%(e)	6.68%		71%
Year Ended 3/31/19	(12.04)%		2,245	0.99	%(f)	2.35%		7.02%		75%
Period Ended 3/31/18(g)	1.90	%(c)	2,543	1.11	%(d)	1.75	%(d)	9.98	%(d)	27%
Class R6
Six Months Ended 9/30/22 (Unaudited)	(21.16)	%(c)	$ 2,112	0.88	%(d)	5.03	%(d)	1.51	%(d)	26%
Year Ended 3/31/22	(10.84)%		2,681	0.88%		1.74%		1.33%		67%
Year Ended 3/31/21	75.44%		3,006	0.88%		1.36%		3.37%		68%
Year Ended 3/31/20	(23.58)%		1,712	0.88%		3.99	%(e)	6.67%		71%
Year Ended 3/31/19	(11.98)%		2,242	0.93	%(f)	2.41%		6.96%		75%
Period Ended 3/31/18(g)	1.90	%(c)	2,543	1.06	%(d)	1.80	%(d)	9.60	%(d)	27%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	For period from April 19, 2022 (commencement of operations) to September 30, 2022.

(c)	Not annualized.

(d)	Annualized.

(e)

Net investment income per share and the ratio of net investment income to average net assets include $0.14 and 1.63% for Class I and $0.14 and 1.63% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

  FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(f)

Beginning July 2, 2018, the net operating expenses were contractually limited to 0.95% and 0.88% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31, 2019.

(g)	For the period from February 9, 2018 (commencement of operations) to March 31, 2018.

See Notes to the Financial Statements.

  FINANCIAL HIGHLIGHTS

RBC Global Equity Leaders Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/22 (Unaudited)	$ 9.03	0.03	(1.86)	(1.83)	—	$7.20
Period Ended 3/31/22(b)	10.00	—(c)	(0.97)	(0.97)	—	9.03
Class I
Six Months Ended 9/30/22 (Unaudited)	$ 9.04	0.04	(1.87)	(1.83)	—	$7.21
Period Ended 3/31/22(b)	10.00	0.01	(0.97)	(0.96)	—	9.04
Class R6
Six Months Ended 9/30/22 (Unaudited)	$ 9.04	0.04	(1.87)	(1.83)	—	$7.21
Period Ended 3/31/22(b)	10.00	0.01	(0.97)	(0.96)	—	9.04

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 15, 2021 (commencement of operations) to March 31, 2022.

(c)	Less than $0.01 or $(0.01) per share.

  FINANCIAL HIGHLIGHTS

RBC Global Equity Leaders Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate
Class A
Six Months Ended 9/30/22 (Unaudited)	(20.77)	%(b)	$ 720	1.00	%(c)	0.71	%(c)	10.46	%(c)	4%
Period Ended 3/31/22(d)	(9.70)	%(b)	903	1.00	%(c)	0.10	%(c)	10.29	%(c)	28%
Class I
Six Months Ended 9/30/22 (Unaudited)	(20.24)	%(b)	$2,163	0.75	%(c)	0.96	%(c)	9.81	%(c)	4%
Period Ended 3/31/22(d)	(9.60)	%(b)	2,712	0.75	%(c)	0.36	%(c)	9.32	%(c)	28%
Class R6
Six Months Ended 9/30/22 (Unaudited)	(20.24)	%(b)	$ 721	0.70	%(c)	1.01	%(c)	10.21	%(c)	4%
Period Ended 3/31/22(d)	(9.60)	%(b)	904	0.70	%(c)	0.41	%(c)	10.04	%(c)	28%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)	For the period from December 15, 2021 (commencement of operations) to March 31, 2022.

See Notes to the Financial Statements.

  FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/22 (Unaudited)	$19.09	0.06	(4.15)	—	(4.09)	—	—	—	$15.00
Year Ended 3/31/22	19.39	—(b)	0.64	—	0.64	(0.03)	(0.91)	(0.94)	19.09
Year Ended 3/31/21	12.28	(0.01)	7.51	—(b)	7.50	—	(0.39)	(0.39)	19.39
Period Ended 3/31/20(c)	15.50	0.02	(3.24)	—	(3.22)	—	—	—	12.28
Class I
Six Months Ended 9/30/22 (Unaudited)	$19.11	0.08	(4.16)	—	(4.08)	—	—	—	$15.03
Year Ended 3/31/22	19.41	0.05	0.64	—	0.69	(0.08)	(0.91)	(0.99)	19.11
Year Ended 3/31/21	12.28	0.04	7.53	—	7.57	(0.05)	(0.39)	(0.44)	19.41
Year Ended 3/31/20	14.04	0.20(d)	(1.53)	—	(1.33)	(0.16)	(0.27)	(0.43)	12.28
Year Ended 3/31/19	13.69	0.09	0.72	—	0.81	(0.02)	(0.44)	(0.46)	14.04
Year Ended 3/31/18	11.31	0.07	2.82	—	2.89	(0.08)	(0.43)	(0.51)	13.69
Class R6
Six Months Ended 9/30/22 (Unaudited)	$19.17	0.08	(4.17)	—	(4.09)	—	—	—	$15.08
Year Ended 3/31/22	19.47	0.06	0.63	—	0.69	(0.08)	(0.91)	(0.99)	19.17
Year Ended 3/31/21	12.30	0.06	7.52	—	7.58	(0.02)	(0.39)	(0.41)	19.47
Year Ended 3/31/20	14.08	0.16(d)	(1.48)	—	(1.32)	(0.19)	(0.27)	(0.46)	12.30
Year Ended 3/31/19	13.77	0.13	0.68	—	0.81	(0.06)	(0.44)	(0.50)	14.08
Year Ended 3/31/18	11.39	0.07	2.85	—	2.92	(0.11)	(0.43)	(0.54)	13.77

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(d)

Net investment income per share and the ratio of net investment income to average net assets include $0.13 and 0.87% for Class I and $0.12 and 0.87% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

  FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

	Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/22 (Unaudited)	(21.48)	%(b)	$18	1.00	%(c)	0.66	%(c)	(6.62)	%(c)	10%
Year Ended 3/31/22	2.86%		25	1.00%		(0.01)%		24.16%		44%
Year Ended 3/31/21	61.21%		13	1.02	%(d)	(0.07)%		33.96%		62%
Period Ended 3/31/20(e)	(20.77)	%(b)	8	1.11	%(c)	0.82	%(c)	1.64	%(c)	23%
Class I
Six Months Ended 9/30/22 (Unaudited)	(21.35)	%(b)	$270,978	0.75	%(c)	0.90	%(c)	0.82	%(c)	10%
Year Ended 3/31/22	3.09%		330,052	0.75%		0.23%		0.81%		44%
Year Ended 3/31/21	61.74%		144,339	0.77	%(d)	0.25%		0.99%		62%
Year Ended 3/31/20	(10.10)%		58,090	0.86%		1.35	%(f)	1.25%		23%
Year Ended 3/31/19	6.49%		18,873	0.86%		0.64%		1.94%		28%
Year Ended 3/31/18	25.71%		11,236	0.94	%(g)	0.50%		2.52%		30%
Class R6
Six Months Ended 9/30/22 (Unaudited)	(21.34)	%(b)	$167,410	0.70	%(c)	0.97	%(c)	0.72	%(c)	10%
Year Ended 3/31/22	3.11%		246,907	0.70%		0.30%		0.72%		44%
Year Ended 3/31/21	61.76%		120,220	0.71	%(d)	0.31%		0.90%		62%
Year Ended 3/31/20	(10.01)%		788	0.81%		1.19	%(f)	5.44%		23%
Year Ended 3/31/19	6.54%		55	0.81%		0.95%		18.77%		28%
Year Ended 3/31/18	25.80%		14	0.90	%(g)	0.56%		30.59%		30%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

  FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

(d)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.00%, 0.75% and 0.70% of average daily net assets for Class A and Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2021.

(e)	For the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(f)

Net investment income per share and the ratio of net investment income to average net assets include $0.13 and 0.87% for Class I and $0.12 and 0.87% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(g)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.86% and 0.81% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

See Notes to the Financial Statements.

  FINANCIAL HIGHLIGHTS

 RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/22 (Unaudited)	$11.56	0.09		(2.79)	—		(2.70)	—	—	—	$8.86
Year Ended 3/31/22	12.92	0.04		(0.73)	—(b	)	(0.69)	(0.31)	(0.36)	(0.67)	11.56
Year Ended 3/31/21	8.41	0.02		5.17	—		5.19	—	(0.68)	(0.68)	12.92
Period Ended 3/31/20(c)	11.03	0.02		(2.64)	—		(2.62)	—	—	—	8.41
Class I
Six Months Ended 9/30/22 (Unaudited)	$11.62	0.11		(2.81)	—		(2.70)	—	—	—	$8.92
Year Ended 3/31/22	12.97	0.09		(0.75)	—		(0.66)	(0.33)	(0.36)	(0.69)	11.62
Year Ended 3/31/21	8.41	0.07		5.29	—		5.36	(0.12)	(0.68)	(0.80)	12.97
Year Ended 3/31/20	10.27	0.29(d	)	(1.70)	—		(1.41)	(0.31)	(0.14)	(0.45)	8.41
Year Ended 3/31/19	11.39	0.18		(0.56)	—		(0.38)	(0.10)	(0.64)	(0.74)	10.27
Year Ended 3/31/18	9.69	0.11		1.88	—		1.99	(0.12)	(0.17)	(0.29)	11.39
Class R6
Six Months Ended 9/30/22 (Unaudited)	$11.70	0.11		(2.82)	—		(2.71)	—	—	—	$8.99
Year Ended 3/31/22	13.05	0.08		(0.74)	—		(0.66)	(0.33)	(0.36)	(0.69)	11.70
Year Ended 3/31/21	8.46	0.08		5.32	—		5.40	(0.13)	(0.68)	(0.81)	13.05
Year Ended 3/31/20	10.33	0.29(d	)	(1.70)	—		(1.41)	(0.32)	(0.14)	(0.46)	8.46
Year Ended 3/31/19	11.44	0.18		(0.55)	—		(0.37)	(0.10)	(0.64)	(0.74)	10.33
Year Ended 3/31/18	9.74	0.13		1.88	—		2.01	(0.14)	(0.17)	(0.31)	11.44

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(d)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 and 1.58% for Class I and $0.17 and 1.58% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

  FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/22 (Unaudited)	(23.36	)%(b)	$ 82	1.05	%(c)	1.82	%(c)	(0.34	)%(c)	18%
Year Ended 3/31/22	(5.68)%		108	1.05%		0.29%		6.35%		37%
Year Ended 3/31/21	62.00%		22	1.10	%(d)	0.15%		3.67%		37%
Period Ended 3/31/20(e)	(23.75	)%(b)	8	1.14	%(c)	1.42	%(c)	1.38	%(c)	45%
Class I
Six Months Ended 9/30/22 (Unaudited)	(23.24	)%(b)	$122,021	0.80	%(c)	2.16	%(c)	1.08	%(c)	18%
Year Ended 3/31/22	(5.45)%		172,283	0.80%		0.71%		0.98%		37%
Year Ended 3/31/21	63.90%		170,788	0.81	%(d)	0.59%		1.11%		37%
Year Ended 3/31/20	(14.68)%		73,562	0.89%		2.76	%(f)	1.21%		45%
Year Ended 3/31/19	(2.46)%		66,202	0.89	%(g)	1.71%		1.26	%(g)	49%
Year Ended 3/31/18	20.82%		65,372	0.94	%(h)	1.03%		1.32%		45%
Class R6
Six Months Ended 9/30/22 (Unaudited)	(23.16	)%(b)	$ 4,226	0.75	%(c)	2.19	%(c)	0.98	%(c)	18%
Year Ended 3/31/22	(5.47)%		5,862	0.75%		0.68%		1.03%		37%
Year Ended 3/31/21	64.15%		18	0.76	%(d)	0.67%		24.83%		37%
Year Ended 3/31/20	(14.74)%		11	0.84%		2.74	%(f)	28.05%		45%
Year Ended 3/31/19	(2.27)%		13	0.84	%(g)	1.69%		29.90	%(g)	49%
Year Ended 3/31/18	20.75%		13	0.89	%(h)	1.14%		30.23%		45%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

  FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

(d)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.05%, 0.80% and 0.75% of average daily net assets for Class A and Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2021.

(e)	For the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(f)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 and 1.58% for Class I and $0.17 and 1.58% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(g)	Ratios include line of credit interest expense which is less than 0.01%.

(h)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.89% and 0.84% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

See Notes to the Financial Statements.

  FINANCIAL HIGHLIGHTS

RBC China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net	Net Asset
	Beginning	Investment	Gains (Losses)	Investment	Investment	Value, End
	of Period	Income(a)	on Investments	Activities	Income	of Period
Class A(b)
Period Ended 9/30/22 (Unaudited)	$10.00	0.09	(1.70)	(1.61)	—	$8.39
Class I(b)
Period Ended 9/30/22 (Unaudited)	$10.00	0.10	(1.70)	(1.60)	—	$8.40
Class R6(b)
Period Ended 9/30/22 (Unaudited)	$10.00	0.10	(1.70)	(1.60)	—	$8.40

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from April 11, 2022 (commencement of operations) to September 30, 2022.

  FINANCIAL HIGHLIGHTS

RBC China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
				Ratio of
			Ratio of	Net Investment	Ratio of
		Net Assets,	Net Expenses	Income (Loss)	Expenses to	Portfolio
	Total	End of	to Average	to Average	Average Net	Turnover
	Return(a)	Period (000’s)	Net Assets	Net Assets	Assets*	Rate
Class A(b)
Period Ended 9/30/22 (Unaudited)	(16.10)%(c)	$ 419	1.30%(d)	1.89%(d)	6.21%(d)	48%
Class I(b)
Period Ended 9/30/22 (Unaudited)	(16.00)%(c)	$2,939	1.05%(d)	2.14%(d)	5.41%(d)	48%
Class R6(b)
Period Ended 9/30/22 (Unaudited)	(16.00)%(c)	$ 840	1.00%(d)	2.19%(d)	5.53%(d)	48%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	For the period from April 11, 2022 (commencement of operations) to September 30, 2022.

(c)	Not annualized.

(d)	Annualized.

See Notes to the Financial Statements.

  NOTES TO FINANCIAL STATEMENTS

September 30, 2022 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 20 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following six investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Value Equity Fund (“Emerging Markets Value Equity Fund”)

- RBC Global Equity Leaders Fund (“Global Equity Leaders Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

- RBC China Equity Fund (“China Equity Fund”)

Each Fund offers three share classes: Class A, Class R6 and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

  NOTES TO FINANCIAL STATEMENTS

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American and South American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American and South American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of

  NOTES TO FINANCIAL STATEMENTS

pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

  NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Equity Fund Assets:
Investments in Securities
Common Stocks
Austria	$—	$26,967,491	$—	$26,967,491
Brazil	124,560,661	—	—	124,560,661
Chile	16,303,048	61,919,927	—	78,222,975
China	81,080,202	365,656,088	—	446,736,290
Hong Kong	—	97,949,559	—	97,949,559
India	—	357,007,644	—	357,007,644
Indonesia	—	87,482,013	—	87,482,013
Korea	—	184,192,282	—	184,192,282
Mexico	53,532,025	—	—	53,532,025
Peru	24,727,008	—	—	24,727,008
Philippines	—	35,172,609	—	35,172,609
South Africa	—	64,595,787	—	64,595,787
Taiwan	—	292,284,361	—	292,284,361
Thailand	—	21,398,878	—	21,398,878
Turkey	—	32,340,236	—	32,340,236
United Kingdom	—	64,719,098	—	64,719,098
Investment Company	13,599,217	—	—	13,599,217

Total Assets	$313,802,161	$1,691,685,973	$—	$2,005,488,134

  NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Emerging Markets Value Equity Fund Assets:
Investments in Securities
Common Stocks
Brazil	$3,223,270	$—	$—	$3,223,270
Chile	—	1,034,206	—	1,034,206
China	557,184	16,260,525	—	16,817,709
Egypt	—	525,892	—	525,892
Hong Kong	—	221,090	—	221,090
Hungary	—	369,203	—	369,203
India	—	6,916,817	—	6,916,817
Indonesia	—	1,068,842	—	1,068,842
Korea	—	7,817,294	—	7,817,294
Mexico	1,844,480	—	—	1,844,480
Pakistan	—	275,326	—	275,326
Peru	982,400	—	—	982,400
Philippines	—	273,277	—	273,277
Russia	—	—	1	1
South Africa	—	4,748,812	—	4,748,812
Taiwan	—	6,939,370	—	6,939,370
Thailand	—	818,489	—	818,489
Turkey	—	718,030	—	718,030
United Arab Emirates	—	818,613	—	818,613
United States	—	1,316,004	—	1,316,004
Vietnam	—	817,963	—	817,963
Investment Company	5,176,900	—	—	5,176,900
Preferred Stocks	2,019,580	—	—	2,019,580

Total Assets	$13,803,814	$50,939,753	$ 1	$64,743,568

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Equity Leaders Fund Assets:
Investments in Securities
Common Stocks
Belgium	$—	$187,618	$—	$187,618
Denmark	—	40,488	—	40,488
Germany	—	86,380	—	86,380
Hong Kong	—	165,944	—	165,944
Japan	—	59,895	—	59,895
Netherlands	—	33,674	—	33,674
Norway	—	171,061	—	171,061
Singapore	—	110,624	—	110,624
Taiwan	146,787	—	—	146,787
United States	2,400,850	194,018	—	2,594,868
Investment Company	51,039	—	—	51,039

Total Assets	$2,598,676	$1,049,702	$—	$3,648,378

  NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Opportunities Fund Assets:
Investments in Securities
Common Stocks
Belgium	$—	$18,991,565	$—	$18,991,565
Denmark	—	4,993,493	—	4,993,493
Finland	—	10,088,746	—	10,088,746
Germany	—	11,566,033	—	11,566,033
Hong Kong	—	18,262,245	—	18,262,245
Ireland	—	9,535,466	—	9,535,466
Japan	—	12,068,535	—	12,068,535
Netherlands	—	4,413,707	—	4,413,707
Norway	—	19,390,242	—	19,390,242
Taiwan	15,151,760	—	—	15,151,760
United Kingdom	—	22,473,731	—	22,473,731
United States	258,824,457	25,541,301	—	284,365,758
Zambia	6,344,444	—	—	6,344,444
Investment Company	1,582,501	—	—	1,582,501

Total Assets	$281,903,162	$157,325,064	$—	$439,228,226

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Opportunities Fund Assets:
Investments in Securities
Common Stocks
Australia	$—	$2,967,058	$—	$2,967,058
Austria	—	1,103,760	—	1,103,760
Belgium	—	5,128,032	—	5,128,032
China	—	2,720,226	—	2,720,226
Denmark	—	2,711,978	—	2,711,978
Finland	—	3,115,647	—	3,115,647
Germany	—	3,360,843	—	3,360,843
Hong Kong	—	6,544,163	—	6,544,163
India	5,904,276	—	—	5,904,276
Ireland	—	4,789,297	—	4,789,297
Japan	—	18,088,063	—	18,088,063
Netherlands	—	4,465,202	—	4,465,202
Norway	—	6,895,391	—	6,895,391
Singapore	—	6,007,505	—	6,007,505
South Africa	—	3,380,138	—	3,380,138
Sweden	—	1,112,723	—	1,112,723
Switzerland	—	2,999,432	—	2,999,432
Taiwan	6,425,306	5,703,220	—	12,128,526
Thailand	—	2,135,222	—	2,135,222
United Kingdom	—	18,047,968	—	18,047,968
United States	—	8,548,816	—	8,548,816
Zambia	1,780,560	—	—	1,780,560
Investment Company	2,534,901	—	—	2,534,901
Rights/Warrants	16,347	—	—	16,347

Total Assets	$16,661,390	$109,824,684	$—	$126,486,074

  NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
China Equity Fund
Assets:
Investments in Securities
Common Stocks
China	$321,464	$3,503,226	$—	$3,824,690
Hong Kong	—	212,088	—	212,088

Total Assets	$321,464	$3,715,314	$—	$4,036,778

Repurchase Agreements:

The Funds, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended September 30, 2022.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value			Value
	March 31, 2022	Purchases	Sales	September 30, 2022	Dividends

Investments in U.S. Government Money Market Fund — RBC Institutional Class 1
Emerging Markets Equity Fund	$28,297,986	$167,537,692	$182,236,461	$13,599,217	$64,645
Emerging Markets Value Equity Fund	2,600,911	12,256,860	9,680,871	5,176,900	7,190
Global Equity Leaders Fund	23,598	335,501	308,060	51,039	321
Global Opportunities Fund	8,686,928	65,655,371	72,759,798	1,582,501	28,661
International Opportunities Fund	3,832,453	38,484,581	39,782,133	2,534,901	9,612

  NOTES TO FINANCIAL STATEMENTS

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex- dividend date. In certain foreign markets where declaration of a dividend follows the ex-dividend date, the dividend will be recorded when the Fund is notified of the declaration date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gain and losses, including foreign currency gains and losses, foreign taxes and passive foreign investment companies (PFICs).

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

  NOTES TO FINANCIAL STATEMENTS

Emerging Market Equity Fund	0.80%
Emerging Markets Value Equity Fund	0.80%
Global Equity Leaders Fund	0.65%
Global Opportunities Fund	0.65%
International Opportunities Fund	0.70%
China Equity Fund	0.80%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A, Class I and Class R6 shares of each Fund to the following levels:

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Markets Equity Fund	1.13%	0.88%	0.88%
Emerging Markets Value Equity Fund	N/A	0.95%	0.88%
Global Equity Leaders Fund	1.00%	0.75%	0.70%
Global Opportunities Fund	1.00%	0.75%	0.70%
International Opportunities Fund	1.05%	0.80%	0.75%
China Equity Fund	1.30%	1.05%	1.00%

This expense limitation agreement is in place until July 31, 2024 (September 30, 2024 for Emerging Markets Equity Fund) and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At September 30, 2022, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 3/31/20	FYE 3/31/21	FYE 3/31/22	FYE 3/31/23	Total
Emerging Markets Equity Fund	$1,160,053	$1,751,584	$3,922,710	$2,105,846	$8,940,193
Emerging Markets Value Equity Fund	138,627	284,653	307,554	169,804	900,638
Global Equity Leaders Fund	N/A	N/A	119,121	189,147	308,268
Global Opportunities Fund International	117,657	271,393	195,659	101,205	685,914
Opportunities Fund	143,938	410,189	338,560	196,427	1,089,114
China Equity Fund	N/A	N/A	N/A	101,674	101,674

For the year ended March 31, 2022, the Advisor recouped $19,714 of expenses previously waived/reimbursed by the Emerging Markets Equity Fund.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended September 30, 2022, the amount waived was $8,242, $606, $57, $3,809 and $974 for the Emerging Markets Equity Fund, Emerging Markets Value Equity Fund, Global Equity Leaders Fund, Global Opportunities Fund and International Opportunities Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

  NOTES TO FINANCIAL STATEMENTS

The Funds are sub-advised by RBC GAM-UK, which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. The Bank of New York Mellon Investment Servicing (US) Inc. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $76,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in ”Trustees’ fees“.

In conjunction with the launch of each of the Funds or additional share classes, the Advisor invested seed capital to provide each Fund or share class with its initial investment assets. The table below shows, as of September 30, 2022, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Markets Value Equity Fund	$60,286,626	620,251	7.0%
Global Equity Leaders Fund	$3,604,502	500,000	100.0%
Global Opportunities Fund	$438,406,346	688	0.0%
International Opportunities Fund	$126,329,617	2,435	0.0%
China Equity Fund	$4,198,653	500,000	100.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

  NOTES TO FINANCIAL STATEMENTS

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended September 30, 2022, there were no fees waived by the Distributor.

For the year ended September 30, 2022, the Distributor received commissions of $1,712 in front-end sales charges of Class A shares of the Funds, of which $2,221 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended September 30, 2022.

For the period ended September 30, 2022, the Distributor received commissions of $815 front-end sales charges of Class A shares, of the Funds, all of which was paid to affiliated broker-dealers.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2022 were as follows:

	Purchases	Sales
Emerging Markets Equity Fund	$128,988,320	$207,788,758
Emerging Markets Value Equity Fund	18,545,020	16,902,801
Global Equity Leaders Fund	266,953	178,778
Global Opportunities Fund	50,242,814	56,860,215
International Opportunities Fund	25,546,767	35,403,672
China Equity Fund	6,840,648	1,954,584

  NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Emerging Markets Equity Fund		Emerging Markets Value Equity Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$100,965,098	$140,921,129	$10,000	$—
Distributions reinvested	—	7,256,298	—	—
Cost of shares redeemed	(98,898,750)	(94,971,848)	—	—

Change in Class A	$2,066,348	$53,205,579	$10,000	$—

Class I
Proceeds from shares issued	$261,543,247	$772,795,344	$13,909,957	$56,989,887
Distributions reinvested	—	54,796,328	—	6,388,540
Cost of shares redeemed	(394,222,396)	(443,767,824)	(13,752,597)	(17,332,499)

Change in Class I	$(132,679,149)	$383,823,848	$157,360	$46,045,928

Class R6
Proceeds from shares issued	$13,314,892	$60,159,654	$—	$6,900,000
Distributions reinvested	—	6,425,184	—	369,305
Cost of shares redeemed	(13,160,321)	(81,339,440)	—	(6,429,989)

Change in Class R6	$154,571	$(14,754,602)	$—	$839,316

Change in net assets resulting from capital transactions	$(130,458,230)	$422,274,825	$167,360	$46,885,244

  NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Equity Fund		Emerging Markets Value Equity Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
SHARE TRANSACTIONS:
Class A
Issued	9,055,167	10,440,868	1,186	—
Reinvested	—	559,037	—	—
Redeemed	(9,150,065)	(6,936,302)	—	—

Change in Class A	(94,898)	4,063,603	1,186	—

Class I
Issued	22,773,310	54,372,157	1,850,323	5,492,911
Reinvested	—	4,148,094	—	681,808
Redeemed	(34,328,769)	(31,898,225)	(1,736,721)	(1,550,129)

Change in Class I	(11,555,459)	26,622,026	113,602	4,624,590

Class R6
Issued	1,151,743	4,186,394	—	623,060
Reinvested	—	483,824	—	41,034
Redeemed	(1,143,730)	(5,684,040)	—	(623,061)

Change in Class R6	8,013	(1,013,822)	—	41,033

Change in shares resulting from capital transactions	(11,642,344)	29,671,807	114,788	4,665,623

  NOTES TO FINANCIAL STATEMENTS

	Global Equity Leaders Fund		Global Opportunities Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Period Ended March 31, 2022(a)	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$1,000,000	$—	$11,551
Distributions reinvested	—	—	—	724
Cost of shares redeemed	—	—	(1,938)	—

Change in Class A	$—	$1,000,000	$(1,938)	$12,275

Class I
Proceeds from shares issued	$—	$3,000,000	$29,677,667	$289,474,048
Distributions reinvested	—	—	—	16,945,013
Cost of shares redeemed	—	—	(16,361,500)	(87,829,552)

Change in Class I	$—	$3,000,000	$13,316,167	$218,589,509

Class R6
Proceeds from shares issued	$—	$1,000,000	$29,250,655	$163,518,024
Distributions reinvested	—	—	—	9,027,594
Cost of shares redeemed	—	—	(56,987,760)	(31,543,001)

Change in Class R6	$—	$1,000,000	$(27,737,105)	$141,002,617

Change in net assets resulting from capital transactions	$—	$5,000,000	$(14,422,876)	$359,604,401

SHARE TRANSACTIONS:
Class A
Issued	—	100,000	—	595
Reinvested	—	—	—	34
Redeemed	—	—	(106)	—

Change in Class A	—	100,000	(106)	629

Class I
Issued	—	300,000	1,742,150	13,247,308
Reinvested	—	—	—	806,138
Redeemed	—	—	(980,927)	(4,218,486)

Change in Class I	—	300,000	761,223	9,834,960

Class R6
Issued	—	100,000	1,744,756	7,763,370
Reinvested	—	—	—	428,051
Redeemed	—	—	(3,521,889)	(1,490,078)

Change in Class R6	—	100,000	(1,777,133)	6,701,343

Change in shares resulting from capital transactions	—	500,000	(1,016,016)	16,536,932

(a) For the period from December 15, 2021 (commencement of operations) to March 31, 2022.

  NOTES TO FINANCIAL STATEMENTS

	International Opportunities Fund		China Equity Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Period Ended September 30, 2022 (Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$98,570	$500,000
Distributions reinvested	—	6,022	—
Cost of shares redeemed	—	(670)	—

Change in Class A	$—	$103,922	$500,000

Class I
Proceeds from shares issued	$39,077,496	$60,295,546	$3,500,000
Distributions reinvested	—	7,618,541	—
Cost of shares redeemed	(50,978,076)	(43,667,026)	—

Change in Class I	$(11,900,580)	$24,247,061	$3,500,000

Class R6
Proceeds from shares issued	$725,677	$6,611,430	$1,000,000
Distributions reinvested	—	282,283	—
Cost of shares redeemed	(1,071,829)	(103,308)	—

Change in Class R6	$(346,152)	$6,790,405	$1,000,000

Change in net assets resulting from capital transactions	$(12,246,732)	$31,141,388	$5,000,000

SHARE TRANSACTIONS:
Class A
Issued	—	7,145	50,000
Reinvested	—	481	—
Redeemed	—	(53)	—

Change in Class A	—	7,573	50,000

Class I
Issued	3,888,981	4,501,962	350,000
Reinvested	—	605,607	—
Redeemed	(5,035,420)	(3,442,244)	—

Change in Class I	(1,146,439)	1,665,325	350,000

Class R6
Issued	72,979	485,211	100,000
Reinvested	—	22,279	—
Redeemed	(103,578)	(7,933)	—

Change in Class R6	(30,599)	499,557	100,000

Change in shares resulting from capital transactions	(1,177,038)	2,172,455	500,000

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

  NOTES TO FINANCIAL STATEMENTS

For all open tax years and ‘all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2022, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$2,492,648,171	$61,321,258	$(548,481,295)	$(487,160,037)
Emerging Markets Value Equity Fund	86,203,748	1,546,637	(23,006,816)	(21,460,179)
Global Equity Leaders Fund	4,809,125	48,971	(1,209,718)	(1,160,747)
Global Opportunities Fund	57,589,854	11,331	(3,076,723)	(3,065,392)
International Opportunities Fund	153,991,751	1,739,844	(29,245,521)	(27,505,677)
China Equity Fund	4,805,231	36,378	(804,831)	(768,453)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment company mark-to-market adjustment.

The tax character of distributions during the year ended March 31, 2022 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Equity Fund	$34,602,313	$39,217,208	$73,819,521	$73,819,521
Emerging Markets Value Equity Fund	5,438,637	1,320,867	6,759,504	6,759,504
Global Equity Leaders Fund	—	—	—	—
Global Opportunities Fund	5,569,383	23,684,426	29,253,809	29,253,809
International Opportunities Fund	5,110,059	5,686,193	10,796,252	10,796,252

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2023. During the year ended March 31, 2022, Emerging Markets Value Equity Fund utilized $86,446 of capital loss carryforwards.

As of March 31, 2022, the Funds did not have any capital loss carryforwards for federal income tax purposes except Emerging Markets Equity Fund had a short-term capital loss carryforward of $14,354,407 and a long-term capital loss carryforward of $4,234,991, Emerging Markets Value Equity Fund had a short-term capital loss carryforward of $365,795 and a long-term capital loss carryforward

  NOTES TO FINANCIAL STATEMENTS

of $176,194, and Global Equity Leaders Fund had a short-term capital loss carryforward of $191,725 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. Emerging Markets Value Equity Fund’s amount includes losses in connection with an ownership change, therefore utilization of capital loss carryover is subject to annual limitations. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes, which will be treated as arising on the first business day of the year ended March 31, 2023.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

9. Significant Risks

Shareholder concentration risk:

As of September 30, 2022, the following Funds had omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Markets Equity Fund	2	24.3%
Emerging Markets Value Equity Fund	1	29.1%
Global Opportunities Fund	2	22.8%
International Opportunities Fund	3	76.3%

In addition, one unaffiliated shareholder owned 18.2% of Global Opportunities Fund and two unaffiliated shareholders owned in aggregate 41.6% of Emerging Markets Value Equity Fund as of September 30, 2022. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

  NOTES TO FINANCIAL STATEMENTS

In response to political and military actions undertaken by Russia, the U.S., European Union and other jurisdictions have imposed economic sanctions against certain Russian individual, entities and sectors. These sanctions and the threat of further sanctions may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of September 30, 2022, none of the Funds’ investments were in violation of such sanctions.

Industry and sector focus risk

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

  SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer three share classes: Class A, Class I and Class R6.

Class A

Class A shares, are available in all Funds and are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum upfront sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Funds and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in all Funds and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

  SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 through September 30, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period* 4/1/22–9/30/22	Annualized Expense Ratio During Period 4/1/22–9/30/22
Emerging Markets Equity Fund
Class A	$1,000.00	$792.33	$5.13	1.13%
Class I	1,000.00	793.10	4.00	0.88%
Class R6	1,000.00	792.51	4.00	0.88%
Emerging Markets Value Equity Fund
Class A	1,000.00	787.63	3.47	1.20%
Class I	1,000.00	787.74	4.30	0.95%
Class R6	1,000.00	788.41	3.99	0.88%
Global Equity Leaders Fund
Class A	1,000.00	797.34	4.55	1.00%
Class I	1,000.00	797.56	3.42	0.75%
Class R6	1,000.00	797.56	3.19	0.70%
Global Opportunities Fund
Class A	1,000.00	785.22	4.52	1.00%
Class I	1,000.00	786.50	3.40	0.75%
Class R6	1,000.00	786.65	3.17	0.70%
International Opportunities Fund
Class A	1,000.00	766.43	4.70	1.05%
Class I	1,000.00	767.65	3.58	0.80%
Class R6	1,000.00	768.38	3.36	0.75%
China Equity Fund
Class A	1,000.00	839.00	5.67	1.30%
Class I	1,000.00	840.00	4.58	1.05%
Class R6	1,000.00	840.00	4.36	1.00%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

  SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period* 4/1/22-9/30/22	Annualized Expense Ratio During Period 4/1/22-9/30/22
Emerging Markets Equity Fund
Class A	$1,000.00	$1,019.62	$5.78	1.13%
Class I	1,000.00	1,020.88	4.51	0.88%
Class R6	1,000.00	1,020.88	4.51	0.88%
Emerging Markets Value Equity Fund
Class A	1,000.00	1,012.39	3.94	1.20%
Class I	1,000.00	1,020.53	4.86	0.95%
Class R6	1,000.00	1,020.88	4.51	0.88%
Global Equity Leaders Fund
Class A	1,000.00	1,020.27	5.12	1.00%
Class I	1,000.00	1,021.54	3.84	0.75%
Class R6	1,000.00	1,021.79	3.59	0.70%
Global Opportunities Fund
Class A	1,000.00	1,020.27	5.12	1.00%
Class I	1,000.00	1,021.54	3.84	0.75%
Class R6	1,000.00	1,021.79	3.59	0.70%
International Opportunities Fund
Class A	1,000.00	1,020.02	5.38	1.05%
Class I	1,000.00	1,021.29	4.10	0.80%
Class R6	1,000.00	1,021.54	3.84	0.75%
China Equity Fund
Class A	1,000.00	1,017.54	6.22	1.30%
Class I	1,000.00	1,018.72	5.02	1.05%
Class R6	1,000.00	1,018.96	4.78	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

  APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In September 2022, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor and sub-advisory agreements with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor and Sub-Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at two special meetings held to review requested material related to the proposed renewals. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company providing comparative fee and expense information and comparative performance information for the Funds. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management teams, as well as senior investment professionals, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor and Sub-Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as their respective Morningstar categories. For several of the Funds, the Board also reviewed comparative information with respect to custom peer groups designed to align more closely with the Funds’ specific investment strategies.

The Board then reviewed the performance of each Fund vs. relevant securities benchmarks and fund peer groups. The Trustees noted the fact that all of the Funds had achieved better-than-median performance versus their respective peer groups for the most recent 1- year period and most had also achieved such levels of performance for the most recent 3-year period.

The Trustees reviewed the Funds’ expense structure and advisory fees, including information regarding other client accounts advised or sub-advised by the Sub-Advisor with investment objectives similar to those of the Funds, including advisory fees paid and the reasons for the differences in fees. The Trustees considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses, noting that all fee waivers were now being borne by the Advisor. The Trustees evaluated profitability data for the Advisor and Sub-Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollars and other fall-out benefits. The Trustees noted that advisory fees and expense ratios were competitive and, in particular, that none of the Funds had total net expenses below the median of its peer group.

In considering the nature and quality of services provided by the Sub-Advisor to the Funds, the Trustees considered the Sub-Advisor’s investment strategies and demonstrated capabilities with respect to fundamental analysis, its significant expertise with regard to evaluating environmental, social and governance (ESG) factors, and geographic expertise. The Trustees also considered the qualifications and experience of the Sub-Advisor’s staff as well as its operational and compliance structure and systems, and the Advisor’s expertise in coordinating and overseeing the investment management and related operations of the Funds. The Trustees expressed confidence in the investment teams of the Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds. In addition, the Trustees reviewed favorably the Advisor management team’s initiative to institute portfolio engineering risk analytics as part of the investment process.

  APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Based upon their review, the Trustees concluded that the Funds’ advisory and sub-advisory fees payable to the Advisor and Sub-Advisor, respectively, were fair and reasonable in light of: the nature and quality of the services provided; the fees charged with respect to other comparable funds sub-advised by the Sub-Advisor; the complex nature of the jurisdictions where the underlying investments originate, which span a number of emerging market countries; the value of the Funds to investors; and the size of the accounts. The Trustees determined that the fees were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

83

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2022.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EM SAR 09-22

Semi-Annual Report For the six months ended September 30, 2022 RBC Short Duration Fixed Income Fund RBC Ultra-Short Fixed Income Fund

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk.

Table of	Portfolio Managers	1
Contents	Performance Summary	2
	Fund Statistics
	- RBC Short Duration Fixed Income Fund	3
	- RBC Ultra-Short Fixed Income Fund	4
	Schedule of Portfolio Investments	6
	Financial Statements
	- Statements of Assets and Liabilities	22
	- Statements of Operations	24
	- Statements of Changes in Net Assets	25
	Financial Highlights	27
	Notes to Financial Statements	31
	Share Class Information	42
	Supplemental Information	43

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM-US”) serves as the investment advisor to the RBC Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM-US’s investment research and other money management resources.

Brian Svendahl, CFA

Senior Portfolio Manager

Brian is a senior portfolio manager within the RBC GAM-US fixed income team. He has been the lead portfolio manager for RBC GAM-US’s impact investing strategies since 2006 along with many government and mortgage strategies. Brian joined RBC GAM-US in 2005 and has co-led the Minneapolis-based fixed income group since 2012. He had previously held several risk management, research, and trading positions with a large American multinational financial services company and first started in the investment industry in 1992. Brian earned a BS in economics from the University of Minnesota and a BBA in finance and MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Brandon T. Swensen, CFA

Senior Portfolio Manager

Brandon is a senior portfolio manager within the RBC GAM-US fixed income team. In addition to co-leading the fixed income group based in Minneapolis, he is a portfolio manager for several cash management and core solutions. Brandon joined the RBC GAM-US Mortgage and Government team in 2000, having earlier held positions as a research analyst covering asset-backed securities and credit, and as a financial analyst. Brandon began his career in the investment industry in 1998. He earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

1

  PERFORMANCE SUMMARY (UNAUDITED)

Average Annual Total Returns as of September 30, 2022 (Unaudited)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
RBC Short Duration Fixed Income Fund
Class A
- Including Max Sales Charge of 1.50%	(6.83)%	(0.86)%	0.59%	1.08%
- At Net Asset Value	(5.45)%	(0.37)%	0.89%	1.25%	0.45%	1.22%
Class I
- At Net Asset Value	(5.36)%	(0.30)%	0.97%	1.34%	0.35%	0.78%

ICE BofA 1-3 Year U.S. Corporate & Government Index(d)	(5.15)%	(0.42)%	0.71%	0.82%
RBC Ultra-Short Fixed Income Fund
Class A
- At Net Asset Value	(3.16)%	0.08%	1.07%	1.16%	0.38%	0.55%
Class I
- At Net Asset Value	(2.97)%	0.21%	1.17%	1.25%	0.28%	0.48%

ICE BofA U.S. 1-Year Treasury Bill Index(d)	(0.94)%	0.50%	1.15%	0.87%

Parentheses indicate negative performance returns.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)

The inception date (commencement date) is March 3, 2014 for Class A shares and December 30, 2013 for Class I shares. The performance in the table for the Class A shares prior to March 3, 2014 reflects the performance of the Class I shares since the Fund’s inception.

(b)	The advisor has contractually agreed to waive certain fees and/or pay certain operating expenses until at least July 31, 2024.

(c)	The Funds’ expenses are from the Funds’ most recent prospectus dated July 28, 2022 and reflect the fiscal year ended March 31, 2022.

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The ICE BofA 1-3 Year US Corporate & Government Index tracks the performance of U.S. dollar-denominated, investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational, and corporate securities with a remaining term to final maturity less than three years. You cannot invest directly in an index.

The ICE BofA US 1-Year Treasury Bill Index comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, one year from the rebalancing date. You cannot invest directly in an index.

2

FUND STATISTICS (UNAUDITED)
RBC Short Duration Fixed Income Fund
The Fund seeks to achieve a high level of current income consistent with preservation of capital.				Investment Objective
ICE BofA 1-3 Year US Corporate & Government Index				Benchmark
				Asset Allocation as of 9/30/22 (% of Fund’s investments)
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26	1.43%	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23	0.95%	Top Ten Holdings (excluding investment companies) (as of 9/30/22) (% of Fund’s net assets)
Mitsubishi UFJ Financial Group,	1.21%	Santander Revolving Auto Loan	0.95%
Inc., 5.06%, 9/12/25		Trust, Series 2019-A, Class D,
Sunrun Vulcan Issuer LLC, Series	1.15%	3.45%, 1/26/32
2021-1A, Class A, 2.46%,		Drive Auto Receivables Trust,	0.94%
1/30/52		Series 2021-2, Class D, 1.39%,
UBS Group AG, 4.49%, 5/12/26	1.05%	3/15/29
Take-Two Interactive Software,	1.02%	CarMax Auto Owner Trust, Series	0.92%
Inc., 3.30%, 3/28/24		2020-2, Class D, 5.75%,
BNP Paribas SA, 3.50%, 3/1/23	0.99%	5/17/27
*A listing of all portfolio holdings can be found beginning on page 6
				Growth of $10,000 Initial Investment Since Inception (12/30/13)
The graph reflects an initial hypothetical investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2022 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other share classes will vary due to differences in fee structures. This chart does not imply any future performance.

3

	FUND STATISTICS (UNAUDITED)
	RBC Ultra-Short Fixed Income Fund
Investment Objective	The Fund seeks to achieve a high level of current income consistent with preservation of capital.
Benchmark	ICE BofA US 1-Year Treasury Bill Index
Asset Allocation as of 9/30/22 (% of Fund’s investments)
Top Ten Holdings (excluding investment companies) (as of 9/30/22) (% of Fund’s net assets)	U.S. Treasury Notes, 0.25%,	4.26%	Carvana Auto Receivables Trust,	1.34%
	9/30/23		Series 2021-N1, Class D,
	Exeter Automobile Receivables	2.01%	1.50%, 1/10/28
	Trust, Series 2019-3A, Class E,		Eagle RE Ltd., Series 2019-1,	1.33%
	4.00%, 8/17/26		Class M1B, (LIBOR USD
	GM Financial Automobile Leasing	1.48%	1-Month + 1.800%), 4.88%,
	Trust, Series 2021-1, Class D,		4/25/29
	1.01%, 7/21/25		Exeter Automobile Receivables	1.32%
	Bellemeade Re Ltd., Series	1.46%	Trust, Series 2019-1A, Class E,
	2019-2A, Class M1C, (LIBOR		5.20%, 1/15/26
	USD 1-Month + 2.000%),		COMM Mortgage Trust, Series	1.26%
	5.08%, 4/25/29		2014-CR15, Class D, 4.82%,
	Willis North America, Inc., 3.60%,	1.46%	2/10/47
	5/15/24
	Carvana Auto Receivables Trust,	1.45%
	Series 2021-N3, Class D,
	1.58%, 6/12/28
	*A listing of all portfolio holdings can be found beginning on page 15
Growth of $10,000 Initial Investment Since Inception (12/30/13)
	The graph reflects an initial hypothetical investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2022 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

4

FUND STATISTICS (UNAUDITED)

RBC Ultra-Short Fixed Income Fund

Performance of other share classes will vary due to differences in fee structures. This chart does not imply any future performance.

5

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund

September 30, 2022 (Unaudited)

Principal Amount		Value

Corporate Bonds — 60.64%
Basic Materials — 2.03%
$500,000	Albemarle Corp., 4.65%, 6/1/27	$478,210
200,000	Celanese US Holdings LLC, 5.90%, 7/5/24	197,323
350,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 4.02%, 11/15/23(a)	351,463
100,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(b)	87,778

		1,114,774

Communications — 2.23%
300,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 2/1/24	296,600
250,000	Rogers Communications, Inc., 2.95%, 3/15/25(b)	237,983
500,000	Videotron Ltd., 5.38%, 6/15/24(b)	491,050
196,000	Walt Disney Co. (The), 7.75%, 1/20/24	203,240

		1,228,873

Consumer, Cyclical — 5.28%
200,000	7-Eleven, Inc., 0.80%, 2/10/24(b)	189,196
365,000	Aptiv Plc / Aptiv Corp., 2.40%, 2/18/25	341,061
175,000	Brunswick Corp., 0.85%, 8/18/24	161,222
275,000	Daimler Trucks Finance North America LLC, (SOFR RATE + 1.000%), 3.11%, 4/5/24(a),(b)	274,060
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	469,808
265,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 3.46%, 2/26/27(a)	249,549
165,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	158,698
150,000	General Motors Financial Co., Inc., 4.15%, 6/19/23	149,225
260,000	Volkswagen Group of America Finance LLC, 0.88%, 11/22/23(b)	247,883
250,000	Volkswagen Group of America Finance LLC, 3.95%, 6/6/25(b)	240,506
250,000	Volkswagen Group of America Finance LLC, 4.25%, 11/13/23(b)	247,621
180,000	Warnermedia Holdings, Inc., 3.43%, 3/15/24(b)	174,099

		2,902,928

Consumer, Non-cyclical — 6.03%
200,000	Baxter International, Inc., 1.92%, 2/1/27	173,563
182,000	Becton Dickinson and Co., 3.36%, 6/6/24	177,078
275,000	Conagra Brands, Inc., 0.50%, 8/11/23	264,929
250,000	EMD Finance LLC, 3.25%, 3/19/25(b)	238,908
225,000	Global Payments, Inc., 1.50%, 11/15/24	207,228
525,000	GSK Consumer Healthcare Capital UK Plc, 3.13%, 3/24/25(b)	496,106
350,000	HCA, Inc., 5.38%, 2/1/25	345,880
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(b)	226,242
175,000	Humana, Inc., 0.65%, 8/3/23	169,074
0	JBS USA Food Co., 2.50%, 1/15/27(b)	0
200,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.50%, 1/15/27	170,580
400,000	JDE Peet’s NV, 0.80%, 9/24/24(b)	366,430

6

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Principal Amount		Value

$275,000	PerkinElmer, Inc., 0.85%, 9/15/24	$254,989
240,000	Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	222,201

		3,313,208

Energy — 4.05%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	87,884
400,000	Continental Resources, Inc., 2.27%, 11/15/26(b)	341,845
225,000	Enbridge, Inc., 0.55%, 10/4/23	215,004
500,000	Enbridge, Inc., 2.50%, 1/15/25	469,478
250,000	Energy Transfer LP, 4.50%, 4/15/24	246,531
70,000	EQT Corp., 5.68%, 10/1/25	69,506
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	196,671
125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	108,351
250,000	Kinder Morgan, Inc., 4.30%, 6/1/25	244,026
250,000	ONEOK Partners LP, 5.00%, 9/15/23	249,021

		2,228,317

Financial — 24.92%
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	295,486
200,000	American Tower Corp., REIT, 3.50%, 1/31/23	199,250
500,000	American Tower Corp., REIT, 5.00%, 2/15/24	499,728
250,000	Athene Global Funding, 1.61%, 6/29/26(b)	212,608
125,000	Athene Global Funding, 1.73%, 10/2/26(b)	106,018
400,000	Bank of America Corp., 3.00%, 12/20/23(c)	397,975
510,000	Barclays Plc, 5.30%, 8/9/26(c)	490,212
375,000	Blackstone Private Credit Fund, 2.35%, 11/22/24	342,062
550,000	BNP Paribas SA, 3.50%, 3/1/23(b)	546,339
149,000	Camden Property Trust, REIT, 4.88%, 6/15/23	148,830
235,000	Capital One Financial Corp., 2.64%, 3/3/26(c)	218,242
390,000	Charles Schwab Corp. (The), (Secured Overnight Financing Average Index + 1.050%), 3.51%, 3/3/27(a)	383,362
170,000	Citigroup, Inc., 1.28%, 11/3/25(c)	155,455
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 3.37%, 6/9/27(a)	332,650
350,000	Citigroup, Inc., 4.04%, 6/1/24(c)	347,282
115,000	Citigroup, Inc., 4.14%, 5/24/25(c)	112,427
275,000	Corebridge Financial, Inc., 3.50%, 4/4/25(b)	261,467
500,000	Credit Agricole SA, 3.75%, 4/24/23(b)	496,806
275,000	Crown Castle, Inc., REIT, 1.35%, 7/15/25	246,864
325,000	Deutsche Bank AG, Series E, 0.96%, 11/8/23	309,394
475,000	Deutsche Bank AG, 4.16%, 5/13/25	457,033
200,000	DNB Bank ASA, 1.54%, 5/25/27(b),(c)	172,411
300,000	GA Global Funding Trust, 2.25%, 1/6/27(b)	260,434
400,000	Goldman Sachs Group, Inc. (The), Series VAR, 0.63%, 11/17/23(c)	397,509
250,000	Goldman Sachs Group, Inc. (The), 0.67%, 3/8/24(c)	244,239
150,000	Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24(c)	142,370

7

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Principal Amount		Value

$220,000	Goldman Sachs Group, Inc. (The), 1.76%, 1/24/25(c)	$209,118
200,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	183,770
100,000	Jackson Financial, Inc., 1.13%, 11/22/23	95,376
200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 3.67%, 7/23/24(a)	199,392
430,000	JPMorgan Chase & Co., 3.85%, 6/14/25(c)	418,260
375,000	Lloyds Banking Group Plc, 2.91%, 11/7/23(c)	374,045
510,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	490,489
675,000	Mitsubishi UFJ Financial Group, Inc., 5.06%, 9/12/25(c)	667,724
150,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	136,694
355,000	Morgan Stanley, 3.62%, 4/17/25(c)	344,691
350,000	Nomura Holdings, Inc., 5.10%, 7/3/25	344,892
250,000	Realty Income Corp., REIT, 4.60%, 2/6/24	249,107
300,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	288,343
275,000	Simon Property Group LP, (Secured Overnight Financing Average Index + 0.430%), REIT, 2.59%, 1/11/24(a)	272,259
250,000	Societe Generale SA, (SOFR RATE + 1.050%), 3.32%, 1/21/26(a),(b)	241,888
600,000	UBS Group AG, 4.49%, 5/12/26(b),(c)	577,860
110,000	VICI Properties LP, REIT, 4.38%, 5/15/25	104,564
420,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	381,168
360,000	Wells Fargo & Co., GMTN, 3.91%, 4/25/26(c)	344,098

		13,700,191

Industrial — 3.47%
200,000	Boeing Co. (The), 1.43%, 2/4/24	190,150
150,000	Boeing Co. (The), 2.20%, 2/4/26	133,165
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	258,894
300,000	Huntington Ingalls Industries, Inc., 0.67%, 8/16/23	289,284
425,000	Teledyne Technologies, Inc., 0.95%, 4/1/24	396,952
400,000	Trane Technologies Global Holding Co. Ltd., 4.25%, 6/15/23	398,174
250,000	Trane Technologies Luxembourg Finance SA, 3.55%, 11/1/24	242,145

		1,908,764

Technology — 5.43%
80,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23	80,197
260,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	208,991
375,000	Leidos, Inc., 2.95%, 5/15/23	370,169
375,000	Microchip Technology, Inc., 0.97%, 2/15/24	353,293
100,000	Microchip Technology, Inc., 0.98%, 9/1/24	92,036
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	92,861
300,000	Qorvo, Inc., 1.75%, 12/15/24(b)	275,100
225,000	Roper Technologies, Inc., 2.35%, 9/15/24	213,931
125,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	121,457
575,000	Take-Two Interactive Software, Inc., 3.30%, 3/28/24	560,467
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	175,844

8

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Principal Amount		Value

$250,000	VMware, Inc., 1.00%, 8/15/24	$231,450
225,000	Western Digital Corp., 4.75%, 2/15/26	208,337

		2,984,133

Utilities — 7.20%
275,000	Ameren Corp., 1.95%, 3/15/27	238,011
400,000	American Electric Power Co., Inc., Series M, 0.75%, 11/1/23	382,357
100,000	American Electric Power Co., Inc., 2.03%, 3/15/24	95,614
275,000	CenterPoint Energy Resources Corp., 0.70%, 3/2/23	270,216
250,000	CenterPoint Energy, Inc., (TBA), 1.45%, 6/1/26	219,196
370,000	Consolidated Edison, Inc., Series A, 0.65%, 12/1/23	352,701
280,000	Emera US Finance LP, 0.83%, 6/15/24	259,434
500,000	Evergy, Inc., 2.45%, 9/15/24	473,487
335,000	Eversource Energy, 4.20%, 6/27/24	330,310
250,000	Fells Point Funding Trust, 3.05%, 1/31/27(b)	224,068
325,000	OGE Energy Corp., 0.70%, 5/26/23	316,259
325,000	Pacific Gas and Electric Co., 1.70%, 11/15/23	309,922
190,000	Southern Co. (The), 4.48%, 8/1/24	187,558
310,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(b)	300,369

		3,959,502

Total Corporate Bonds		33,340,690

(Cost $35,242,213)

Asset Backed Securities — 25.90%
240,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	237,053
125,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	123,521
455,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	440,390
315,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	284,538
335,000	CarMax Auto Owner Trust, Series 2019-1, Class C, 3.74%, 1/15/25	334,216
250,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	244,857
310,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	302,020
175,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	168,640
506,000	CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27	506,076
470,000	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	457,727
500,000	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	467,199
430,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	403,875

9

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Principal Amount		Value

$470,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(b)	$437,466
24,453	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	24,421
9,367	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	9,361
50,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	49,250
55,607	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	55,403
400,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	376,752
566,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	519,511
810,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26(b)	783,839
330,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	298,664
300,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25	292,843
325,000	GM Financial Automobile Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	314,084
370,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	369,378
410,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24	406,175
120,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class C, 2.62%, 1/16/25	118,947
80,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	78,214
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	58,639
316,546	MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(b)	284,542
253,264	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	227,129
250,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 4.39%, 10/17/29(a),(b)	239,225
58,493	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	58,109
400,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.13%, 11/16/26	380,193
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	377,639
500,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	470,642
200,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class D, 1.67%, 10/15/27	185,520
562,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/32(b)	521,037
457,480	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(b)	402,990

10

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Principal Amount		Value

$762,954	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	$632,335
525,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(b)	524,928
310,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(b)	304,873
500,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(b)	469,020
425,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(b)	385,584
275,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	272,451
354,047	VSE VOI Mortgage LLC, Series 2018-A, Class C, 4.02%, 2/20/36(b)	342,521

Total Asset Backed Securities		14,241,797

(Cost $ 15,062,925)

Collateralized Mortgage Obligations — 11.43%
330,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 4.13%, 1/16/37(a),(b)	315,716
500,000	Bellemeade Re Ltd., Series 2019-2A, Class M1C, (LIBOR USD 1-Month + 2.000%), 5.08%, 4/25/29(a),(b)	496,447
300,000	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 4.24%, 10/15/36(a),(b)	280,869
256,702	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 4.22%, 10/15/38(a),(b)	240,981
500,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 6.73%, 6/15/27(a),(b)	494,635
400,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 5.79%, 3/15/39(a),(b)	381,729
440,000	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 5.76%, 4/15/37(a),(b)	416,116
500,000	COMM Mortgage Trust, Series 2014-CR15, Class D, 4.82%, 2/10/47(b),(d)	474,383
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 4.18%, 12/25/41(a),(b)	187,811
250,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.500%), 5.78%, 3/25/42(a),(b)	236,911
110,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 5.38%, 3/25/42(a),(b)	102,744
499,299	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 4.88%, 4/25/29(a),(b)	496,201
500,000	Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.47%, 11/25/59(b),(d)	431,691

11

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Principal Amount		Value

$253,945	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 3.18%, 11/25/41(a),(b)	$249,746
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 4.68%, 2/25/42(a),(b)	426,473
221,411	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (Secured Overnight Financing Rate 30 Day Average + 2.000%), 4.28%, 4/25/42(a),(b)	219,315
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 4.80%, 1/15/39(a),(b)	377,354
500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(b),(d)	454,324

Total Collateralized Mortgage Obligations		6,283,446

(Cost $6,626,291)

U.S. Government Agency Backed Mortgages — 0.02%
Fannie Mae — 0.01%
1,925	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 4.03%, 10/25/31(a)	1,956
1,474	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 3.83%, 11/25/39(a)	1,484

		3,440

Freddie Mac — 0.01%
1,500	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 3.82%, 3/15/32(a)	1,525
1,618	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 3.82%, 3/15/32(a)	1,646
1,029	Series 2627, Class MW, 5.00%, 6/15/23	1,029
447	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 3.32%, 11/15/40(a)	450

		4,650

Total U.S. Government Agency Backed Mortgages		8,090

(Cost $7,986)

12

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Shares		Value

Investment Company — 1.18%
650,440	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	$650,440

Total Investment Company		650,440

(Cost $650,440)

Total Investments		$54,524,463
(Cost $57,589,855)(f) — 99.17%

Other assets in excess of liabilities — 0.83%		454,895

NET ASSETS — 100.00%		$54,979,358

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2022:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value	Clearinghouse
Two Year U.S. Treasury Note	23	December 2022	$(73,541)	USD $4,723,984	Barclays Capital Group

Total			$(73,541)

13

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

14

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund

September 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds — 46.95%
Basic Materials — 0.88%
$ 400,000	Celanese US Holdings LLC, 5.90%, 7/5/24	$ 394,646
600,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 4.02%, 11/15/23(a)	602,508

		997,154

Communications — 0.44%
500,000	Videotron Ltd., 5.38%, 6/15/24(b)	491,050

Consumer, Cyclical — 3.89%
525,000	Brunswick Corp., 0.85%, 8/18/24	483,667
725,000	Daimler Trucks Finance North America LLC, (SOFR RATE + 1.000%), 3.11%, 4/5/24(a),(b)	722,521
875,000	Dollar General Corp., 4.25%, 9/20/24	864,463
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	469,808
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 3.46%, 2/26/27(a)	814,564
500,000	Volkswagen Group of America Finance LLC, 3.35%, 5/13/25(b)	474,338
575,000	Warnermedia Holdings, Inc., 3.43%, 3/15/24(b)	556,149

		4,385,510

Consumer, Non-cyclical — 2.10%
1,150,000	HCA, Inc., 5.38%, 2/1/25	1,136,463
1,350,000	JDE Peet’s NV, 0.80%, 9/24/24(b)	1,236,701

		2,373,164

Energy — 3.51%
1,325,000	Continental Resources, Inc., 2.27%, 11/15/26(b)	1,132,362
200,000	Energy Transfer LP, 3.60%, 2/1/23	199,081
850,000	Energy Transfer LP, 5.88%, 1/15/24	851,933
130,000	EQT Corp., 5.68%, 10/1/25	129,082
1,150,000	Kinder Morgan, Inc., 5.63%, 11/15/23(b)	1,151,144
500,000	ONEOK Partners LP, 4.90%, 3/15/25	492,465

		3,956,067

Financial — 28.54%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	984,953
1,000,000	Athene Global Funding, 0.91%, 8/19/24(b)	913,040
1,000,000	Athene Global Funding, (Secured Overnight Financing Average Index + 0.715%), 2.86%, 1/7/25(a),(b)	967,656
1,000,000	Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24(b)	986,377
650,000	Bank of America Corp., GMTN, 0.52%, 6/14/24(c)	627,755
750,000	Bank of America Corp., 3.00%, 12/20/23(c)	746,202
1,250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 3.74%, 7/23/24(a)	1,248,599
250,000	Barclays Plc, 1.01%, 12/10/24(c)	235,321

15

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Principal Amount		Value
$ 600,000	Barclays Plc, 3.65%, 3/16/25	$ 569,019
1,000,000	Barclays Plc, 5.30%, 8/9/26(c)	961,201
1,125,000	Blackstone Private Credit Fund, 2.35%, 11/22/24	1,026,186
500,000	BNP Paribas SA, 3.38%, 1/9/25(b)	475,150
350,000	BNP Paribas SA, 3.80%, 1/10/24(b)	343,574
83,000	Camden Property Trust, REIT, 4.88%, 6/15/23	82,905
300,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 3.91%, 9/13/23(a)	299,858
1,305,000	Charles Schwab Corp. (The), (Secured Overnight Financing Average Index + 1.050%), 3.51%, 3/3/27(a)	1,282,790
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 3.37%, 6/9/27(a)	950,429
250,000	Citigroup, Inc., 4.14%, 5/24/25(c)	244,408
725,000	Corebridge Financial, Inc., 3.50%, 4/4/25(b)	689,322
850,000	Goldman Sachs Group, Inc. (The), Series VAR, 0.63%, 11/17/23(c)	844,707
500,000	Goldman Sachs Group, Inc. (The), 0.67%, 3/8/24(c)	488,479
750,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 0.700%), 2.98%, 1/24/25(a)	737,244
400,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 3.71%, 2/23/23(a)	398,903
250,000	HSBC Holdings Plc, 0.73%, 8/17/24(c)	238,645
550,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	505,367
1,000,000	HSBC Holdings Plc, (SOFR RATE + 1.430%), 3.85%, 3/10/26(a)	981,608
350,000	HSBC Holdings Plc, 3.95%, 5/18/24(c)	345,570
1,000,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.850%), GMTN, 3.28%, 1/10/25(a)	996,712
500,000	JPMorgan Chase & Co., (SOFR RATE + 0.580%), 3.48%, 6/23/25(a)	489,546
250,000	JPMorgan Chase & Co., 3.56%, 4/23/24(c)	247,451
400,000	Lloyds Banking Group Plc, 0.70%, 5/11/24(c)	387,550
200,000	Lloyds Banking Group Plc, 2.91%, 11/7/23(c)	199,491
1,000,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	961,743
1,335,000	Mitsubishi UFJ Financial Group, Inc., 5.06%, 9/12/25(c)	1,320,609
475,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	432,863
905,000	Morgan Stanley, 3.62%, 4/17/25(c)	878,718
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.400%), MTN, 4.18%, 10/24/23(a)	250,013
775,000	Nomura Holdings, Inc., 5.10%, 7/3/25	763,689
680,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	653,578
500,000	Santander UK Group Holdings Plc, 3.37%, 1/5/24(c)	496,953
750,000	Societe Generale SA, (SOFR RATE + 1.050%), 3.32%, 1/21/26(a),(b)	725,663
1,400,000	UBS Group AG, 4.49%, 5/12/26(b),(c)	1,348,340
285,000	VICI Properties LP, REIT, 4.38%, 5/15/25	270,915
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,061,826

16

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Principal Amount		Value
$ 910,000	Wells Fargo & Co., GMTN, 3.91%, 4/25/26(c)	$ 869,802
1,695,000	Willis North America, Inc., 3.60%, 5/15/24	1,644,226

		32,174,956

Industrial — 0.21%
250,000	Boeing Co. (The), 1.43%, 2/4/24	237,688

Technology — 3.70%
375,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	301,430
1,025,000	Microchip Technology, Inc., 0.97%, 2/15/24	965,667
500,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	464,305
1,000,000	Qorvo, Inc., 1.75%, 12/15/24(b)	916,999
875,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	850,198
725,000	Western Digital Corp., 4.75%, 2/15/26	671,308

		4,169,907

Utilities — 3.68%
1,000,000	CenterPoint Energy, Inc., (Secured Overnight Financing Average Index + 0.650%), 3.04%, 5/13/24(a)	988,866
1,115,000	Emera US Finance LP, 0.83%, 6/15/24	1,033,102
1,100,000	Pacific Gas and Electric Co., 1.70%, 11/15/23	1,048,966
420,000	Southern Co. (The), 4.48%, 8/1/24	414,603
690,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(b)	668,564

		4,154,101

Total Corporate Bonds		52,939,597

(Cost $55,618,513)

Asset Backed Securities — 27.01%
234,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49%, 9/18/26	216,783
160,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	158,035
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	290,367
100,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D, 1.80%, 12/18/25	94,905
390,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	352,285
185,000	CarMax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24	184,962
290,000	CarMax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	289,853
145,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.04%, 8/15/25	144,443
300,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	293,828
705,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 1/15/26	687,743

17

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Principal Amount		Value
$ 100,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	$ 97,426
125,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	120,457
572,000	CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27	572,086
1,000,000	CarMax Auto Owner Trust, Series 2020-3, Class D, 2.53%, 1/15/27	946,598
900,000	CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	755,811
1,550,000	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	1,509,527
1,750,000	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	1,635,198
1,399,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	1,314,003
8,445	CNH Equipment Trust, Series 2019-A, Class A3, 3.01%, 4/15/24	8,444
1,430,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(b)	1,331,014
11,743	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24	11,742
132,165	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.69%, 8/17/26	131,268
17,661	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	17,638
265,000	Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/26	261,474
5,620	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	5,617
265,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	261,027
39,720	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	39,573
900,000	Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 5/17/27	874,985
123,949	Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	123,044
1,100,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	1,036,067
775,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	711,345
1,500,000	Exeter Automobile Receivables Trust, Series 2019-1A, Class E, 5.20%, 1/15/26(b)	1,490,623
2,340,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26(b)	2,264,423
1,100,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	1,020,463
1,000,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	905,042
1,725,000	GM Financial Automobile Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	1,667,062

18

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Principal Amount		Value
$ 60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	$ 58,660
50,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	48,866
1,040,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class C, 0.92%, 12/15/27(b)	906,051
949,637	MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(b)	853,627
862,680	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	773,660
552,577	MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(b)	537,495
900,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 4.39%, 10/17/29(a),(b)	861,210
33,890	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.65%, 4/15/25	33,834
116,986	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	116,218
1,100,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	1,038,506
625,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	588,302
918,158	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(b)	808,798
100,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(b)	99,951
600,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(b)	562,824
1,300,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(b)	1,179,435
170,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	168,424

Total Asset Backed Securities		30,461,022

(Cost $32,530,133)

Collateralized Mortgage Obligations — 17.78%
1,010,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 4.13%, 1/16/37(a),(b)	966,281
1,657,612	Bellemeade Re Ltd., Series 2019-2A, Class M1C, (LIBOR USD 1-Month + 2.000%), 5.08%, 4/25/29(a),(b)	1,645,834
850,000	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 4.24%, 10/15/36(a),(b)	795,797
863,452	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 4.22%, 10/15/38(a),(b)	810,574
1,250,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 6.73%, 6/15/27(a),(b)	1,236,587
1,200,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 5.79%, 3/15/39(a),(b)	1,145,186
1,320,000	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 5.76%, 4/15/37(a),(b)	1,248,346
1,500,000	COMM Mortgage Trust, Series 2014-CR15, Class D, 4.82%, 2/10/47(b),(d)	1,423,148

19

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Principal Amount		Value
$ 535,355	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.550%), 3.83%, 10/25/41(a),(b)	$ 506,603
670,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 4.18%, 12/25/41(a),(b)	607,891
750,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.500%), 5.78%, 3/25/42(a),(b)	710,734
329,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 5.38%, 3/25/42(a),(b)	307,298
1,503,912	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 4.88%, 4/25/29(a),(b)	1,494,581
1,500,000	Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.47%, 11/25/59(b),(d)	1,295,073
791,711	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 3.18%, 11/25/41(a),(b)	778,621
1,380,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 4.68%, 2/25/42(a),(b)	1,279,419
553,627	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(b),(d)	514,792
1,500,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 4.80%, 1/15/39(a),(b)	1,415,079
300,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(b),(d)	259,392
1,500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(b),(d)	1,362,971
286,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(b),(d)	239,715

Total Collateralized Mortgage Obligations		20,043,922

(Cost $21,245,161)

U.S. Treasury Obligations — 4.26%
U.S. Treasury Notes — 4.26%
5,000,000	0.25%, 9/30/23	4,802,539

Total U.S. Treasury Obligations		4,802,539

(Cost $4,808,365)

U.S. Government Agency Backed Mortgages — 0.99%
Fannie Mae — 0.00%
693	Series 2003-55, Class CD, 5.00%, 6/25/23	691

20

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2022 (Unaudited)

Principal Amount		Value
FREMF Mortgage Trust — 0.99%
$1,120,000	Series 2016-K722, Class B, 4.02%, 7/25/49(b),(d)	$ 1,111,826

Total U.S. Government Agency Backed Mortgages		1,112,517

(Cost $1,174,699)

Total Investments		$109,359,597
(Cost $115,376,871)(e) — 96.99%

Other assets in excess of liabilities — 3.01%		3,394,047

NET ASSETS — 100.00%		$112,753,644

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2022:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
Two Year U.S. Treasury Note	155	December 2022	$495,274	USD $31,835,547	Barclays Capital Group

Total			$495,274

Abbreviations used are defined below:

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

See Notes to the Financial Statements.

21

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

September 30, 2022 (Unaudited)

	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $56,939,415 and $115,376,871, respectively)	$53,874,023	$109,359,597
Affiliated investments (cost $650,440 and $0, respectively)	650,440	—
Cash at broker for financial futures contracts	349,161	160,196
Interest and dividend receivable	273,134	498,053
Receivable from advisor	8,252	4,942
Receivable for capital shares issued	—	2,650,000
Unrealized appreciation on futures contracts	—	495,274
Prepaid expenses and other assets	13,786	16,745

Total Assets	55,168,796	113,184,807

Liabilities:
Cash overdraft	—	40,908
Professional fees payable	2,135	2,134
Distributions payable	1,712	6,139
Payable for capital shares redeemed	5,714	188,543
Payable for investments purchased	70,000	130,000
Unrealized depreciation on futures contracts	73,541	—
Accrued expenses and other payables:
Accounting fees	4,796	5,261
Audit fees	15,569	15,569
Trustees’ fees	437	920
Distribution fees	—	2,806
Custodian fees	479	792
Shareholder reports	—	13,129
Transfer agent fees	8,741	10,924
Other	6,314	14,038

Total Liabilities	189,438	431,163

Net Assets	$54,979,358	$112,753,644

Net Assets Consists of:
Capital	$58,327,372	$119,325,047
Accumulated earnings	(3,348,014)	(6,571,403)

Net Assets	$54,979,358	$112,753,644

22

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2022 (Unaudited)

	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Net Assets
Class A	$580,414		$35,802,091
Class I	54,398,944		76,951,553

Total	$54,979,358		$112,753,644

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	61,870		3,753,127
Class I	5,806,008		8,077,505

Total	5,867,878		11,830,632

Net Asset Values and Redemption Prices Per Share:
Class A	$9.38		$9.54

Class I	$9.37		$9.53

Maximum Offering Price Per Share:
Class A	$9.52	$	N/A

Maximum Sales Charge - Class A	1.50%		N/A

See Notes to the Financial Statements.

23

FINANCIAL STATEMENTS
Statements of Operations

For the Six Months Ended September 30, 2022 (Unaudited)

	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$674,577	$1,368,122
Dividend income - affiliated	6,132	20,452

Total Investment Income	680,709	1,388,574
Expenses:
Investment advisory fees	85,454	141,319
Distribution fees–Class A	418	20,885
Accounting fees	28,158	36,342
Audit fees	19,603	19,603
Custodian fees	1,388	2,344
Insurance fees	1,715	1,717
Legal fees	1,582	1,783
Registrations and filing fees	22,700	35,314
Shareholder reports	11,225	27,828
Transfer agent fees–Class A	1,967	7,081
Transfer agent fees–Class I	29,087	29,709
Trustees’ fees and expenses	755	1,969
Tax expense	2,134	2,134
Other fees	3,361	3,634

Total expenses before fee waiver/reimbursement	209,547	331,662
Expenses waived/reimbursed by:
Advisor	(109,308)	(137,315)

Net expenses	100,239	194,347

Net Investment Income	580,470	1,194,227

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(22,188)	(1,753,891)
Futures contracts	(121,194)	810,682

Net realized losses	(143,382)	(943,209)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,652,156)	(1,651,631)
Futures contracts	(5,683)	35,774

Net unrealized losses	(1,657,839)	(1,615,857)

Change in net assets resulting from operations	$(1,220,751)	$(1,357,256)

See Notes to the Financial Statements.

24

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Short Duration Fixed Income Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
From Investment Activities
Operations:
Net investment income	$580,470	$596,863
Net realized gains/(losses) from investments and futures contracts	(143,382)	259,277
Net change in unrealized depreciation on investments and futures contracts	(1,657,839)	(2,250,016)

Change in net assets resulting from operations	(1,220,751)	(1,393,876)

Distributions to Shareholders:
Class A	(7,489)	(17,852)
Class I	(547,006)	(972,679)

Change in net assets resulting from shareholder distributions	(554,495)	(990,531)

Capital Transactions:
Proceeds from shares issued	2,909,292	25,315,849
Distributions reinvested	570,500	961,974
Cost of shares redeemed	(2,081,000)	(33,136,367)

Change in net assets resulting from capital transactions	1,398,792	(6,858,544)

Net decrease in net assets	(376,455)	(9,242,951)
Net Assets:
Beginning of period	55,355,812	64,598,763

End of period	$54,979,358	$55,355,812

Share Transactions:
Issued	305,520	2,533,250
Reinvested	60,016	96,024
Redeemed	(217,955)	(3,264,783)

Change in shares resulting from capital transactions	147,581	(635,509)

See Notes to the Financial Statements.

25

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
From Investment Activities
Operations:
Net investment income	$1,194,227	$1,136,544
Net realized gains/(losses) from investments and futures contracts	(943,209)	195,573
Net change in unrealized depreciation on investments and futures contracts	(1,615,857)	(4,300,233)

Change in net assets resulting from operations	(1,364,839)	(2,968,116)

Distributions to Shareholders:
Class A	(397,512)	(278,925)
Class I	(802,873)	(915,830)

Change in net assets resulting from shareholder distributions	(1,200,385)	(1,194,755)

Capital Transactions:
Proceeds from shares issued	57,420,528	188,429,977
Distributions reinvested	1,170,698	1,127,394
Cost of shares redeemed	(93,227,303)	(131,366,375)

Change in net assets resulting from capital transactions	(34,636,077)	58,190,996

Net increase/(decrease) in net assets	(37,194,718)	54,028,125
Net Assets:
Beginning of period	149,948,362	95,920,237

End of period	$112,753,644	$149,948,362

Share Transactions:
Issued	5,975,742	18,954,315
Reinvested	122,006	113,813
Redeemed	(9,688,681)	(13,253,764)

Change in shares resulting from capital transactions	(3,590,933)	5,814,364

See Notes to the Financial Statements.

26

    FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/22 (Unaudited)	$ 9.69	0.16	(0.38)	(0.22)	(0.09)	—	(0.09)	$ 9.38
Year Ended 3/31/22	10.18	0.12	(0.41)	(0.29)	(0.13)	(0.07)	(0.20)	9.69
Year Ended 3/31/21	9.98	0.17	0.21	0.38	(0.18)	—	(0.18)	10.18
Year Ended 3/31/20	9.94	0.25	0.04	0.29	(0.25)	—	(0.25)	9.98
Year Ended 3/31/19	9.85	0.24	0.09	0.33	(0.24)	—	(0.24)	9.94
Year Ended 3/31/18	9.97	0.20	(0.12)	0.08	(0.20)	—	(0.20)	9.85
Class I
Six Months Ended 9/30/22 (Unaudited)	$ 9.68	0.10	(0.31)	(0.21)	(0.10)	—	(0.10)	$ 9.37
Year Ended 3/31/22	10.16	0.13	(0.40)	(0.27)	(0.14)	(0.07)	(0.21)	9.68
Year Ended 3/31/21	9.98	0.18	0.19	0.37	(0.19)	—	(0.19)	10.16
Year Ended 3/31/20	9.94	0.25	0.05	0.30	(0.26)	—	(0.26)	9.98
Year Ended 3/31/19	9.84	0.25	0.10	0.35	(0.25)	—	(0.25)	9.94
Year Ended 3/31/18	9.97	0.21	(0.13)	0.08	(0.21)	—	(0.21)	9.84

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

27

    FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/22 (Unaudited)	(2.26)%(b)	$ 580	0.45%(c)	3.34%(c)	1.20%(c)	13%
Year Ended 3/31/22	(2.84)%	887	0.45%	1.18%	1.22%	76%
Year Ended 3/31/21	6.45%	419	0.45%	1.70%	1.58%	54%
Year Ended 3/31/20	0.34%	294	0.45%	2.48%	2.07%	33%
Year Ended 3/31/19	3.44%	310	0.45%	2.41%	1.99%	48%
Year Ended 3/31/18	0.78%	526	0.45%	1.98%	1.71%	55%
Class I
Six Months Ended 9/30/22 (Unaudited)	(2.21)%(b)	$54,399	0.35%(c)	2.04%(c)	0.74%(c)	13%
Year Ended 3/31/22	(2.66)%	54,469	0.35%	1.30%	0.78%	76%
Year Ended 3/31/21	6.35%	64,179	0.35%	1.79%	0.68%	54%
Year Ended 3/31/20	0.45%	56,016	0.35%	2.53%	0.79%	33%
Year Ended 3/31/19	3.65%	27,563	0.35%	2.55%	1.04%	48%
Year Ended 3/31/18	0.78%	25,482	0.35%	2.10%	0.99%	55%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.
(c)	Annualized.

See Notes to the Financial Statements.

28

    FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/22 (Unaudited)	$9.73	0.09	(0.19)	(0.10)	(0.09)	(0.09)	$9.54
Year Ended 3/31/22	9.99	0.08	(0.26)	(0.18)	(0.08)	(0.08)	9.73
Year Ended 3/31/21	9.58	0.13	0.42	0.55	(0.14)	(0.14)	9.99
Year Ended 3/31/20	9.89	0.23	(0.29)	(0.06)	(0.25)	(0.25)	9.58
Year Ended 3/31/19	9.84	0.24	0.06	0.30	(0.25)	(0.25)	9.89
Year Ended 3/31/18	9.90	0.18	(0.06)	0.12	(0.18)	(0.18)	9.84
Class I
Six Months Ended 9/30/22 (Unaudited)	$9.72	0.10	(0.19)	(0.09)	(0.10)	(0.10)	$9.53
Year Ended 3/31/22	9.98	0.09	(0.26)	(0.17)	(0.09)	(0.09)	9.72
Year Ended 3/31/21	9.57	0.14	0.42	0.56	(0.15)	(0.15)	9.98
Year Ended 3/31/20	9.87	0.25	(0.29)	(0.04)	(0.26)	(0.26)	9.57
Year Ended 3/31/19	9.83	0.25	0.04	0.29	(0.25)	(0.25)	9.87
Year Ended 3/31/18	9.88	0.19	(0.05)	0.14	(0.19)	(0.19)	9.83

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

29

  FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/22 (Unaudited)	(1.00	)%(b)	$ 35,802	0.38	%(c)	1.92	%(c)	0.59	%(c)	20%
Year Ended 3/31/22	(1.81)%		46,963	0.38%		0.78%		0.55%		62%
Year Ended 3/31/21	5.78%		16,173	0.38%		1.30%		0.81%		56%
Year Ended 3/31/20	(0.67)%		5,745	0.38%		2.34%		1.07%		93%
Year Ended 3/31/19	3.04%		1,728	0.38%		2.41%		1.30%		57%
Year Ended 3/31/18	1.21%		1,978	0.39	%(d)	1.83%		1.54%		68%
Class I
Six Months Ended 9/30/22 (Unaudited)	(0.96	)%(b)	$ 76,952	0.28	%(c)	1.99	%(c)	0.52	%(c)	20%
Year Ended 3/31/22	(1.72)%		102,986	0.28%		0.87%		0.48%		62%
Year Ended 3/31/21	5.89%		79,747	0.28%		1.42%		0.77%		56%
Year Ended 3/31/20	(0.47)%		34,948	0.28%		2.56%		0.99%		93%
Year Ended 3/31/19	3.04%		30,249	0.28%		2.57%		1.07%		57%
Year Ended 3/31/18	1.42%		21,577	0.29	%(d)	1.89%		1.08%		68%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.
(c)	Annualized.
(d)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.38% and 0.28% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

See Notes to the Financial Statements.

30

    NOTES TO FINANCIAL STATEMENTS

September 30, 2022 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 20 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class A (formerly Class F) and Class I shares. Class A and Class I shares (intended for investors meeting certain investment minimum thresholds). Class A shares of Short Duration Fixed Income Fund are offered with a 1.50% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemptions within 12 months of a $500,000 or greater purchase on which no front-end sales charge was paid. Class A shares of Ultra-Short Fixed Income Fund and Class I shares are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the ”Board“) has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

31

    NOTES TO FINANCIAL STATEMENTS

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

32

    NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•     Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short Duration Fixed Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$33,340,690	$—	$33,340,690
Asset Backed Securities	—	14,241,797	—	14,241,797
Collateralized Mortgage Obligations	—	6,283,446	—	6,283,446
Investment Company	650,440	—	—	650,440
U.S. Government Agency Backed Mortgages	—	8,090	—	8,090

Total Assets	$650,440	$53,874,023	$—	$54,524,463

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(73,541)	$—	$—	$(73,541)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Ultra-Short Fixed Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$52,939,597	$—	$52,939,597
Asset Backed Securities	—	30,461,022	—	30,461,022
Collateralized Mortgage Obligations	—	20,043,922	—	20,043,922
U.S. Treasury Obligations	—	4,802,539	—	4,802,539
U.S. Government Agency Backed Mortgages	—	1,112,517	—	1,112,517
Other Financial Instruments*
Financial futures contracts	495,274	—	—	495,274

Total Assets	$495,274	$109,359,597	$—	$109,854,871

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

33

    NOTES TO FINANCIAL STATEMENTS

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of September 30, 2022, Funds do not have any outstanding TBA commitments.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Notes futures during the period ended September 30, 2022.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at September 30, 2022.

34

    NOTES TO FINANCIAL STATEMENTS

Fair Values of Derivative Financial Instrument as of September 30, 2022
Statement of Assets and Liabilities Location
Asset Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$—	$459,500

Total	$—	$459,500

Liability Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$73,541	$—

Total	$73,541	$—

The effect of derivative instruments on the Statement of Operations during the period ended September 30, 2022 is as follows:

Derivative Instruments Categorized by Risk Exposure	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$(121,194)	$810,682

Total	$(121,194)	$810,682

Derivative Instruments Categorized by Risk Exposure	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$(5,683)	$—

Total	$(5,683)	$—

For the period ended September 30, 2022, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Futures long position (contracts)	23	—
Futures short position (contracts)	—	155

35

    NOTES TO FINANCIAL STATEMENTS

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value March 31, 2022	Purchases	Sales	Value September 30, 2022	Dividends
Investments in U.S. Government Money Market Fund — RBC Institutional Class 1
Short Duration Fixed Income Fund	$1,318,402	$9,544,134	$10,212,096	$650,440	$ 6,132
Ultra-Short Fixed Income Fund	524,983	50,041,074	50,566,057	—	20,452

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as

36

    NOTES TO FINANCIAL STATEMENTS

distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These ”book/tax“ differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%
Ultra-Short Fixed Income Fund	0.23%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until July 31, 2024.

	Class A Annual Rate	Class I Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund	0.38%	0.28%

The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement as of September 30, 2022 were:

	FYE 3/31/20	FYE 3/31/21	FYE 3/31/22	FYE 3/31/23	Total
Short Duration Fixed Income Fund	$ 98,974	$217,611	$200,733	$108,523	$625,841
Ultra-Short Fixed Income Fund	105,099	260,145	249,432	136,055	750,731

37

    NOTES TO FINANCIAL STATEMENTS

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to RBC GAM-US indirectly through its investment in an affiliated money market fund. These waivers are voluntary and not subject to recoupment. These amounts are included in expenses waived/reimbursed by Advisor in the Statements of Operations. For the period ended September 30, 2022, the amounts waived were as follows:

Fees Waived
Short Duration Fixed Income Fund	$ 785
Ultra-Short Fixed Income Fund	1,259

RBC GAM-US serves as co-administrator to the Funds. The Bank of New York Mellon. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $76,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500, for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class A is 0.10%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2022, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2022 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
Short Duration Fixed Income Fund	$ 8,761,815	$ 6,939,192	$ 250,000	$112,843
Ultra-Short Fixed Income Fund	19,866,085	60,894,823	4,806,267	256,689

38

    NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Short Duration Fixed Income Fund		Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$287,090	$932,000	$2,504,223	$51,479,702
Distributions reinvested	8,019	17,852	396,918	278,124
Cost of shares redeemed	(578,070)	(434,544)	(13,241,933)	(19,746,525)

Change in Class A	$(282,961)	$515,308	$(10,340,792)	$32,011,301

Class I
Proceeds from shares issued	$2,622,202	$24,383,849	$54,916,305	$136,950,275
Distributions reinvested	562,481	944,122	773,780	849,270
Cost of shares redeemed	(1,502,930)	(32,701,823)	(79,985,370)	(111,619,850)

Change in Class I	$1,681,753	$(7,373,852)	$(24,295,285)	$26,179,695

Change in net assets resulting from capital transactions	$1,398,792	$(6,858,544)	$(34,636,077)	$58,190,996

SHARE TRANSACTIONS:
Class A
Issued	30,164	91,553	260,572	5,167,589
Reinvested	842	1,781	41,337	28,087
Redeemed	(60,685)	(42,984)	(1,374,351)	(1,988,266)

Change in Class A	(29,679)	50,350	(1,072,442)	3,207,410

Class I
Issued	275,356	2,441,697	5,715,170	13,786,726
Reinvested	59,174	94,243	80,669	85,726
Redeemed	(157,270)	(3,221,799)	(8,314,330)	(11,265,498)

Change in Class I	177,260	(685,859)	(2,518,491)	2,606,954

Change in shares resulting from capital transactions	147,581	(635,509)	(3,590,933)	5,814,364

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and

39

    NOTES TO FINANCIAL STATEMENTS

state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the year ended March 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended March 31, 2022, the Funds did not incur any interest or penalties.

As of September 30, 2022, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Fixed Income Fund	$ 57,589,854	$11,331	$(3,076,723)	$(3,065,392)
Ultra-Short Fixed Income Fund	115,376,871	17,904	(6,035,178)	(6,017,274)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the mark to market on derivatives.

The tax character of distributions during the year ended March 31, 2022 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Short Duration Fixed Income Fund	$660,793	$329,272	$990,065	$990,065
Ultra-Short Fixed Income Fund	1,194,953	2,113	1,197,066	1,197,066

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2023.

During the year ended March 31, 2022 the Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund utilized $0 and $177,568, respectively, of capital loss carryforwards.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Short Duration Fixed Income Fund had $159,017 of qualified late-year losses during the fiscal year ended March 31, 2022. Ultra Short Fund didn’t have any.

8. Line of Credit

The Funds, along with other Funds within the Trust, participate in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 29, 2023. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2022 and there were no borrowings made by the Funds during the period.

40

    NOTES TO FINANCIAL STATEMENTS

9. Significant Risks

Shareholder concentration risk:

As of September 30, 2022, the following Funds had omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Short Duration Fixed Income Fund	3	97.9%
Ultra-Short Fixed Income Fund	1	65.6%

In addition, an unaffiliated shareholder owned 23.5% of the Ultra-Short Fixed Income Fund as of September 30, 2022. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

41

  SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A and Class I shares.

Class A

Class A shares are intended for investors meeting certain minimum investment thresholds. Class A shares of Short Duration Fixed Income Fund are subject to a maximum up-front sales charge of 1.50% and a 1.00% CDSC for redemption within 12 months of a $500,000 or greater purchase. Class A shares of Ultra-Short Fixed Income Fund are not subject to an up-front sales charge or CDSC. Class A shares currently include a 0.10% (10 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

42

  SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 through September 30, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22	Annualized Expense Ratio During Period 4/1/22–9/30/22
Short Duration Fixed Income Fund
Class A	$1,000.00	$977.44	$2.26	0.45%
Class I	1,000.00	977.93	1.75	0.35%
Ultra-Short Fixed Income Fund
Class A	1,000.00	989.96	1.92	0.38%
Class I	1,000.00	990.45	1.41	0.28%

43

  SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period* 4/1/22-9/30/22	Annualized Expense Ratio During Period 4/1/22-9/30/22
Short Duration Fixed Income Fund
Class A	$1,000.00	$1,022.81	$2.28	0.45%
Class I	1,000.00	1,023.31	1.78	0.35%
Ultra-Short Fixed Income Fund
Class A	1,000.00	1,023.16	1.93	0.38%
Class I	1,000.00	1,023.66	1.42	0.28%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

44

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46

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2022.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-FI SAR 09-22

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date	December 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date	December 1, 2022

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	December 1, 2022

* Print the name and title of each signing officer under his or her signature.